United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Company

Investment Company Act file number: 811-04087
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Manning & Napier Fund, Inc.
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(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, New York 14450
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(Address of principal executive offices) (zip code)

B. Reuben Auspitz, 290 Woodcliff Drive, Fairport, New York 14450
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(Name and address of agent for service)

Registrant’s telephone number, including area code: 585-325-6880
                                     --------------------------------

Date of fiscal year end: December 31, 2007
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Date of reporting period: March 31, 2007
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Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Section 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1: SCHEDULE OF INVESTMENTS

Investment Portfolio - March 31, 2007 (unaudited)

	Shares/
Financial Services Series	Principal Amount	Value

COMMON STOCKS - 96.4%

Financials - 77.1%
Capital Markets - 14.5%
The Charles Schwab Corp.	116,600	$2,132,614
Franklin Resources, Inc.	21,200	2,561,596
Janus Capital Group, Inc.	133,000	2,781,030
Mellon Financial Corp.[1]	55,000	2,372,700
Merrill Lynch & Co., Inc.	38,700	3,160,629
Morgan Stanley	31,600	2,488,816
SEI Investments Co.	73,000	4,396,790
		19,894,175

Commercial Banks - 31.2%
ABN AMRO Holding N.V. - ADR (Netherlands)	34,000	1,462,680
Boston Private Financial Holdings, Inc.	43,200	1,206,144
HSBC Holdings plc - ADR (United Kingdom)	32,700	2,871,387
Huntington Bancshares, Inc.	43,700	954,845
KeyCorp	56,000	2,098,320
Marshall & Ilsley Corp.	46,500	2,153,415
PNC Financial Services Group, Inc.	77,000	5,541,690
Royal Bank of Scotland Group plc (United Kingdom)	87,000	3,396,258
Societe Generale - ADR (France)	37,500	1,291,582
SunTrust Banks, Inc.	30,600	2,541,024
TCF Financial Corp.	114,000	3,005,040
U.S. Bancorp	135,000	4,720,950
Wachovia Corp.	99,000	5,449,950
Wells Fargo & Co.	47,000	1,618,210
Wilmington Trust Corp.	30,850	1,300,944
Zions Bancorporation	37,200	3,144,144
		42,756,583

Consumer Finance - 6.8%
Capital One Financial Corp.	24,000	1,811,040
Nelnet, Inc. - Class A	91,000	2,181,270
SLM (Sallie Mae) Corp.	130,000	5,317,000
		9,309,310

Diversified Financial Services - 12.6%
Bank of America Corp.	86,700	4,423,434
Citigroup, Inc.	108,000	5,544,720
Financiere Marc de Lacharriere S.A. (Fimalac) (France)	13,600	1,253,423
JPMorgan Chase & Co.	96,000	4,644,480
Moody's Corp.	21,600	1,340,496
		17,206,553

Insurance - 11.2%
Allianz SE (Germany)	12,400	2,550,657
Ambac Financial Group, Inc.	28,650	2,475,074
American International Group, Inc.	48,000	3,226,560
MBIA, Inc.	35,175	2,303,611
Principal Financial Group, Inc.	21,000	1,257,270
Torchmark Corp.	17,700	1,160,943
Willis Group Holdings Ltd. (United Kingdom)	58,500	2,315,430
		15,289,545

Thrifts & Mortgage Finance - 0.8%
Countrywide Financial Corp.	32,700	1,100,028
Total Financials		105,556,194

Industrials - 2.3%
Commercial Services & Supplies - 2.3%
ChoicePoint, Inc.*	46,000	1,721,780
The Dun & Bradstreet Corp.	15,550	1,418,160
Total Industrials		3,139,940

Information Technology - 17.0%
Internet Software & Services - 1.9%
Online Resources Corp.*	221,100	2,536,017

IT Services - 15.1%
Automatic Data Processing, Inc.	111,000	5,372,400
CheckFree Corp.*	139,600	5,177,764
First Data Corp.	75,000	2,017,500
Gevity HR, Inc.	135,000	2,664,900
Paychex, Inc.	33,175	1,256,337
Western Union Co.	194,000	4,258,300
		20,747,201
Total Information Technology		23,283,218

TOTAL COMMON STOCKS
(Identified Cost $120,938,509)		131,979,352

SHORT-TERM INVESTMENTS - 3.9%
Dreyfus Treasury Cash Management - Institutional Shares	3,365,816	3,365,816
Fannie Mae Discount Note, 5/18/2007	$2,000,000	1,986,571

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $5,352,499)		5,352,387

TOTAL INVESTMENTS - 100.3%
(Identified Cost $126,291,008)		137,331,739

LIABILITIES, LESS OTHER ASSETS - (0.3%)		(390,246)

NET ASSETS - 100%		$136,941,493

*Non-income producing security
ADR - American Depository Receipt
1Mellon Financial Corp. is the parent company of Mellon Trust of New England N.A., the Fund's custodian.

Federal Tax Information:

On March 31, 2007, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$126,291,008

Unrealized appreciation	$13,195,909
Unrealized depreciation	(2,155,178)

Net unrealized appreciation	$11,040,731

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - March 31, 2007 (unaudited)

	Shares/
Technology Series	Principal Amount	Value

COMMON STOCKS - 96.6%

Consumer Discretionary - 4.2%
Hotels, Restaurants & Leisure - 2.1%
International Game Technology	90,000	$3,634,200

Internet & Catalog Retail - 2.1%
Audible, Inc.*	365,825	3,800,922
Total Consumer Discretionary		7,435,122

Industrials - 2.9%
Industrial Conglomerates - 2.9%
3M Co.	67,500	5,159,025

Information Technology - 87.7%
Communications Equipment - 19.1%
Blue Coat Systems, Inc.*	211,800	7,779,414
Cisco Systems, Inc.*	190,000	4,850,700
ECI Telecom Ltd.* (Israel)	815,984	6,691,069
Ixia*	416,000	3,868,800
Juniper Networks, Inc.*	270,000	5,313,600
Spirent Communications plc* (United Kingdom)	4,560,000	5,517,974
		34,021,557

Computers & Peripherals - 7.1%
Avid Technology, Inc.*	215,000	7,499,200
EMC Corp.*	364,000	5,041,400
		12,540,600

Electronic Equipment & Instruments - 11.8%
AU Optronics Corp. - ADR (Taiwan)	248,000	3,546,400
LG. Philips LCD Co. Ltd. - ADR* (South Korea)	340,000	5,943,200
LoJack Corp.*	432,000	8,199,360
Samsung SDI Co. Ltd. (South Korea)	50,000	3,195,109
		20,884,069

Internet Software & Services - 2.8%
iPass, Inc.*	988,000	4,969,640

IT Services - 5.9%
CheckFree Corp.*	103,000	3,820,270
RightNow Technologies, Inc.*	411,000	6,732,180
		10,552,450

Semiconductors & Semiconductor Equipment - 3.1%
Netlogic Microsystems, Inc.*	207,000	5,510,340

Software - 37.9%
Agile Software Corp.*	536,000	3,725,200
Aladdin Knowledge Systems Ltd.* (Israel)	420,000	7,253,400
Amdocs Ltd.* (Guernsey)	163,000	5,946,240
Applix, Inc.*	440,000	5,900,400
Borland Software Corp.*	1,234,000	6,503,180
NAVTEQ Corp.*	225,800	7,790,100
Opsware, Inc.*	1,029,000	7,460,250
Salesforce.com, Inc.*	144,000	6,166,080
Sonic Solutions*	366,000	5,160,600
TIBCO Software, Inc.*	722,000	6,151,440
Utimaco Safeware AG (Germany)	289,932	5,367,462
		67,424,352
Total Information Technology		155,903,008

Materials - 1.8%
Chemicals - 1.8%
NITTO DENKO Corp. (Japan)	69,000	3,238,584

TOTAL COMMON STOCKS
(Identified Cost $157,349,482)		171,735,739

SHORT-TERM INVESTMENTS - 2.9%
Dreyfus Treasury Cash Management - Institutional Shares	1,191,024	1,191,024
Fannie Mae Discount Note, 5/18/2007	$2,000,000	1,986,571
U.S. Treasury Bill, 4/5/2007	2,000,000	1,998,884

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $5,176,592)		5,176,479

TOTAL INVESTMENTS - 99.5%
(Identified Cost $162,526,074)		176,912,218

OTHER ASSETS, LESS LIABILITIES - 0.5%		928,558

NET ASSETS - 100%		$177,840,776

*Non-income producing security
ADR - American Depository Receipt

Federal Tax Information:

On March 31, 2007, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$162,807,301

Unrealized appreciation	$17,287,596
Unrealized depreciation	(3,182,679)

Net unrealized appreciation	$14,104,917

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - March 31, 2007 (unaudited)

	Shares/
Life Sciences Series	Principal Amount	Value

COMMON STOCKS - 94.7%

Health Care - 94.7%
Biotechnology - 6.5%
Amgen, Inc.*	59,500	$3,324,860
Cepheid, Inc.*	477,000	5,666,760
Genzyme Corp.*	61,000	3,661,220
Monogram Biosciences, Inc.*	1,500,000	2,910,000
		15,562,840

Health Care Equipment & Supplies - 53.3%
Advanced Medical Optics, Inc.*	95,000	3,534,000
Bausch & Lomb, Inc.	64,000	3,274,240
Boston Scientific Corp.*	223,000	3,242,420
The Cooper Companies, Inc.	77,130	3,750,061
DENTSPLY International, Inc.	119,000	3,897,250
Dexcom, Inc.*	894,000	7,026,840
Edwards Lifesciences Corp.*	97,000	4,917,900
ev3, Inc.*	500,000	9,850,000
Foxhollow Technologies, Inc.*	557,000	11,635,730
Gen-Probe, Inc.*	77,000	3,625,160
IDEXX Laboratories, Inc.*	50,000	4,381,500
Inverness Medical Innovations, Inc.*	21,000	919,380
Inverness Medical Innovations, Inc.*[1,2]	150,000	6,567,000
Ithaka Acquisition Corp.*	490,000	2,690,100
Kyphon, Inc.*	268,000	12,097,520
Medtronic, Inc.	71,000	3,483,260
Mentor Corp.	77,500	3,565,000
Micrus Endovascular Corp.*	114,000	2,717,760
OraSure Technologies, Inc.*	739,600	5,436,060
ResMed, Inc.*	76,000	3,828,120
Respironics, Inc.*	89,000	3,737,110
SonoSite, Inc.*	151,000	4,267,260
The Spectranetics Corp.*	474,000	5,071,800
Wright Medical Group, Inc.*	641,000	14,287,890
		127,803,361

Health Care Providers & Services - 9.8%
AMN Healthcare Services, Inc.*	182,000	4,116,840
Cross Country Healthcare, Inc.*	225,000	4,101,750
Patterson Companies, Inc.*	129,000	4,578,210
Sonic Healthcare Ltd. (Australia)	445,000	5,309,403
Tenet Healthcare Corp.*	852,000	5,478,360
		23,584,563

Health Care Technology - 8.4%
AMICAS, Inc.*	1,593,000	4,524,120
Eclipsys Corp.*	163,600	3,152,572
Emageon, Inc.*	412,000	4,532,000
iSOFT Group plc* (United Kingdom)	6,380,000	4,330,913
WebMD Health Corp. - Class A*	69,000	3,631,470
		20,171,075

Life Sciences Tools & Services - 12.8%
Affymetrix, Inc.*	130,000	3,909,100
Caliper Life Sciences, Inc.*	1,765,053	9,972,550
Illumina, Inc.*	70,008	2,051,234
Invitrogen Corp.*	53,000	3,373,450
Luminex Corp.*	510,000	6,997,200
PerkinElmer, Inc.	150,000	3,633,000
QIAGEN N.V.* (Netherlands)	49,550	851,269
		30,787,803

Pharmaceuticals - 3.9%
Novartis AG - ADR (Switzerland)	43,000	2,349,090
Valeant Pharmaceuticals International	408,000	7,054,320
		9,403,410

TOTAL COMMON STOCKS
(Identified Cost $224,214,026)		227,313,052

WARRANTS - 0.8%
Health Care - 0.8%
Health Care Equipment & Supplies - 0.4%
Ithaka Acquisition Corp., 8/3/2009	1,770,000	938,100

Life Sciences Tools & Services - 0.4%
Caliper Life Sciences, Inc., 8/15/2010 [1,3,4]	285,000	290,039
Caliper Life Sciences, Inc., 8/10/2011	401,109	782,162
		1,072,201
TOTAL WARRANTS
(Identified Cost $1,476,156)		2,010,301

SHORT-TERM INVESTMENTS - 6.4%
Dreyfus Treasury Cash Management - Institutional Shares	9,354,243	9,354,243
U.S. Treasury Bill, 5/17/2007	$6,000,000	5,962,395

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $15,316,638)		15,316,638

TOTAL INVESTMENTS - 101.9%
(Identified Cost $241,006,820)		244,639,991

LIABILITIES, LESS OTHER ASSETS - (1.9%)		(4,565,640)

NET ASSETS - 100%		$240,074,351

*Non-income producing security
ADR - American Depository Receipt
1Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities amount to $6,857,039, or 2.9%, of the Series' net assets as of March 31, 2007.
2This security was acquired on February 3, 2006 at a cost of $3,661,500 ($24.41 per share) and has been determined to be liquid under guidelines established by the Board of Directors.
3Security has been valued at fair value.
4This security has been sold under rule 144A and has been determined to be illiquid under guidelines established by the Board of Directors.

Federal Tax Information:

On March 31, 2007, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$241,538,904

Unrealized appreciation	$21,041,660
Unrealized depreciation	(17,940,573)

Net unrealized appreciation	$3,101,087

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - March 31, 2007 (unaudited)

	Shares/
Small Cap Series	Principal Amount	Value

COMMON STOCKS - 92.9%

Consumer Discretionary - 13.9%
Auto Components - 4.6%
Azure Dynamics Corp.* (Canada)	1,938,000	$789,170
Hankook Tire Co. Ltd. (South Korea)	171,590	2,846,150
Superior Industries International, Inc.	85,000	1,770,550
Tenneco, Inc.*	128,740	3,277,720
		8,683,590

Internet & Catalog Retail - 1.0%
Audible, Inc.*	173,000	1,797,470

Leisure Equipment & Products - 1.2%
K2, Inc.*	48,000	580,320
Sturm, Ruger & Co., Inc.*	127,210	1,710,974
		2,291,294

Media - 3.4%
Acme Communications, Inc.	396,000	2,257,200
DreamWorks Animation SKG, Inc. - Class A*	68,000	2,079,440
Mediacom Communications Corp.*	54,300	442,002
Playboy Enterprises, Inc. - Class B*	148,000	1,522,920
		6,301,562

Specialty Retail - 3.7%
Build-A-Bear Workshop, Inc.*	147,000	4,038,090
Tractor Supply Co.*	56,690	2,919,535
		6,957,625
Total Consumer Discretionary		26,031,541

Consumer Staples - 3.1%
Beverages - 1.3%
Hansen Natural Corp.*	35,950	1,361,786
National Beverage Corp.	62,000	1,087,480
		2,449,266

Food Products - 0.8%
Lancaster Colony Corp.	12,200	539,118
Tootsie Roll Industries, Inc.	30,554	915,701
		1,454,819

Household Products - 1.0%
Central Garden & Pet Co.	135,550	2,002,073
Total Consumer Staples		5,906,158

Energy - 5.8%
Energy Equipment & Services - 2.9%
National-Oilwell Varco, Inc.*	24,500	1,905,855
Pride International, Inc.*	116,000	3,491,600
		5,397,455

Oil, Gas & Consumable Fuels - 2.9%
Evergreen Energy, Inc.*	181,000	1,189,170
Forest Oil Corp.*	55,000	1,835,350
Foundation Coal Holdings, Inc.	44,490	1,527,787
Mariner Energy, Inc.*	44,511	851,495
		5,403,802
Total Energy		10,801,257

Financials - 5.8%
Commercial Banks - 3.7%
Boston Private Financial Holdings, Inc.	92,830	2,591,814
Citizens & Northern Corp.	24,417	502,990
Croghan Bancshares, Inc.	11,500	420,900
National Bankshares, Inc.	26,000	616,460
Northrim BanCorp, Inc.	9,434	278,775
Potomac Bancshares, Inc.	28,592	434,598
Tower Bancorp, Inc.	8,825	385,653
Wilmington Trust Corp.	41,430	1,747,103
		6,978,293

Consumer Finance - 1.6%
Nelnet, Inc. - Class A	121,990	2,924,100

Real Estate Investment Trusts (REITS) - 0.5%
Equity Inns, Inc.	56,000	917,280
Total Financials		10,819,673

Health Care - 19.1%
Biotechnology - 3.2%
Cepheid, Inc.*	222,000	2,637,360
Senomyx, Inc.*	270,795	3,352,442
		5,989,802

Health Care Equipment & Supplies - 7.4%
The Cooper Companies, Inc.	59,570	2,896,293
Foxhollow Technologies, Inc.*	99,260	2,073,541
Inverness Medical Innovations, Inc.*	42,960	1,880,789
Kyphon, Inc.*	41,720	1,883,241
OraSure Technologies, Inc.*	198,000	1,455,300
Wright Medical Group, Inc.*	167,000	3,722,430
		13,911,594

Health Care Providers & Services - 2.7%
AMN Healthcare Services, Inc.*	100,000	2,262,000
Cross Country Healthcare, Inc.*	152,000	2,770,960
		5,032,960

Health Care Technology - 3.0%
AMICAS, Inc.*	628,000	1,783,520
Eclipsys Corp.*	101,380	1,953,593
WebMD Health Corp. - Class A*	37,880	1,993,624
		5,730,737

Life Sciences Tools & Services - 2.8%
Affymetrix, Inc.*	113,140	3,402,120
Caliper Life Sciences, Inc.*	315,000	1,779,750
		5,181,870
Total Health Care		35,846,963

Industrials - 11.7%
Aerospace & Defense - 1.7%
Hexcel Corp.*	160,000	3,176,000

Airlines - 5.3%
AMR Corp.*	31,000	943,950
AirTran Holdings, Inc.*	359,890	3,696,070
Continental Airlines, Inc. - Class B*	24,000	873,360
JetBlue Airways Corp.*	391,020	4,500,640
		10,014,020

Commercial Services & Supplies - 0.8%
Covanta Holding Corp.*	71,200	1,579,216

Electrical Equipment - 1.8%
Hubbell, Inc. - Class B	33,000	1,591,920
Hydrogenics Corp.* (Canada)	601,110	571,055
Plug Power, Inc.*	390,050	1,232,558
		3,395,533

Machinery - 2.1%
Bucyrus International, Inc. - Class A	39,200	2,018,800
Wabtec Corp.	53,000	1,827,970
		3,846,770
Total Industrials		22,011,539

Information Technology - 24.7%
Communications Equipment - 5.1%
Blue Coat Systems, Inc.*	105,400	3,871,342
ECI Telecom Ltd.* (Israel)	435,000	3,567,000
Plantronics, Inc.	87,500	2,066,750
		9,505,092

Computers & Peripherals - 1.6%
Avid Technology, Inc.*	84,740	2,955,731

Electronic Equipment & Instruments - 2.1%
LoJack Corp.*	165,810	3,147,074
Mechanical Technology, Inc.*	519,740	805,597
		3,952,671
Internet Software & Services - 1.8%
iPass, Inc.*	365,950	1,840,729
Online Resources Corp.*	129,850	1,489,380
		3,330,109

IT Services - 4.5%
Gevity HR, Inc.	89,020	1,757,255
MoneyGram International, Inc.	185,720	5,155,587
RightNow Technologies, Inc.*	95,300	1,561,014
		8,473,856
Office Electronics - 0.9%
Boewe Systec AG (Germany)	26,820	1,672,600

Semiconductors & Semiconductor Equipment - 2.0%
Cabot Microelectronics Corp.*	55,660	1,865,167
Netlogic Microsystems, Inc.*	71,390	1,900,402
		3,765,569

Software - 6.7%
Borland Software Corp.*	537,000	2,829,990
Sonic Solutions*	125,010	1,762,641
Take-Two Interactive Software, Inc.*	122,370	2,464,532
UbiSoft Entertainment S.A.* (France)	57,450	2,804,704
Utimaco Safeware AG (Germany)	150,490	2,785,996
		12,647,863
Total Information Technology		46,303,491

Materials - 4.9%
Chemicals - 4.0%
Calgon Carbon Corp.*	286,000	2,376,660
Minerals Technologies, Inc.	30,250	1,880,340
The Scotts Miracle-Gro Co. - Class A	35,300	1,554,259
Tronox, Inc. - Class A	118,620	1,708,128
		7,519,387

Paper & Forest Products - 0.9%
Louisiana-Pacific Corp.	82,000	1,644,920
Total Materials		9,164,307

Utilities - 3.9%
Electric Utilities - 1.9%
Allegheny Energy, Inc.*	36,000	1,769,040
Westar Energy, Inc.	67,400	1,854,848
		3,623,888

Multi-Utilities - 2.0%
Aquila, Inc.*	902,100	3,770,778
Total Utilities		7,394,666

TOTAL COMMON STOCKS
(Identified Cost $157,483,590)		174,279,595

SHORT-TERM INVESTMENTS - 7.2%
Dreyfus Treasury Cash Management - Institutional Shares	6,547,691	6,547,691
U.S. Treasury Bill, 4/5/2007	$4,000,000	3,997,778
U.S. Treasury Bill, 5/17/2007	3,000,000	2,981,197

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $13,526,666)		13,526,666

TOTAL INVESTMENTS - 100.1%
(Identified Cost $171,010,256)		187,806,261

LIABILITIES, LESS OTHER ASSETS - (0.1%)		(175,449)

NET ASSETS - 100%		$187,630,812

*Non-income producing security

Federal Tax Information:

On March 31, 2007, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$171,010,256

Unrealized appreciation	$24,767,645
Unrealized depreciation	(7,971,640)

Net unrealized appreciation	$16,796,005

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - March 31, 2007 (unaudited)

	Shares/
World Opportunities Series	Principal Amount	Value

COMMON STOCKS - 89.6%

Consumer Discretionary - 11.6%
Hotels, Restaurants & Leisure - 3.2%
Club Mediterranee S.A.* (France)	234,000	$13,711,755

Leisure Equipment & Products - 1.1%
Sega Sammy Holdings, Inc. (Japan)	199,000	4,644,797

Media - 3.1%
Pearson plc (United Kingdom)	532,000	9,127,836
Reuters Group plc (United Kingdom)	431,300	3,954,623
		13,082,459

Specialty Retail - 3.1%
Kingfisher plc (United Kingdom)	2,394,800	13,111,251

Textiles, Apparel & Luxury Goods - 1.1%
Adidas AG (Germany)	84,100	4,588,784
Total Consumer Discretionary		49,139,046

Consumer Staples - 17.1%
Beverages - 2.0%
Heineken N.V. (Netherlands)	76,000	3,975,263
Scottish & Newcastle plc (United Kingdom)	381,160	4,511,102
		8,486,365

Food & Staples Retailing - 1.5%
Carrefour S.A. (France)	87,210	6,377,640

Food Products - 9.9%
Cadbury Schweppes plc (United Kingdom)	780,000	10,006,493
Nestle S.A. (Switzerland)	26,180	10,198,950
Royal Numico N.V. (Koninklijke Numico N.V.) (Netherlands)	116,980	6,032,829
Unilever plc - ADR (United Kingdom)	524,000	15,756,680
		41,994,952

Personal Products - 3.7%
Clarins S.A. (France)	120,000	10,012,956
L'Oreal S.A. (France)	51,490	5,621,005
		15,633,961
Total Consumer Staples		72,492,918

Energy - 6.7%
Energy Equipment & Services - 5.8%
Abbot Group plc (United Kingdom)	3,158,230	16,483,098
Compagnie Generale de Geophysique-Veritas (CGG Veritas)* (France)	38,800	8,136,562
		24,619,660

Oil, Gas & Consumable Fuels - 0.9%
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil)	44,000	3,931,400
Total Energy		28,551,060

Financials - 13.0%
Capital Markets - 1.6%
Macquarie Bank Ltd. (Australia)	100,200	6,707,017

Commercial Banks - 7.4%
ABN AMRO Holding N.V. (Netherlands)	113,640	4,890,647
HSBC Holdings plc (United Kingdom)	500,000	8,750,959
Royal Bank of Scotland Group plc (United Kingdom)	233,300	9,107,436
Societe Generale (France)	50,510	8,728,116
		31,477,158

Diversified Financial Services - 0.9%
Financiere Marc de Lacharriere S.A. (Fimalac) (France)	42,750	3,939,987

Insurance - 3.1%
Allianz SE (Germany)	41,400	8,515,902
Willis Group Holdings Ltd. (United Kingdom)	111,000	4,393,380
		12,909,282
Total Financials		55,033,444

Health Care - 9.4%
Health Care Equipment & Supplies - 2.0%
Straumann Holding AG (Switzerland)	29,860	8,566,192

Health Care Providers & Services - 2.1%
Sonic Healthcare Ltd. (Australia)	736,940	8,792,611

Life Sciences Tools & Services - 0.9%
QIAGEN N.V.* (Netherlands)	228,000	3,917,040

Pharmaceuticals - 4.4%
Novartis AG - ADR (Switzerland)	337,000	18,410,310
Total Health Care		39,686,153

Industrials - 13.0%
Aerospace & Defense - 2.6%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)	237,650	10,898,629

Air Freight & Logistics - 3.9%
Deutsche Post AG (Germany)	291,000	8,799,925
TNT N.V. (Netherlands)	169,000	7,749,436
		16,549,361

Electrical Equipment - 3.4%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	528,305	9,076,280
Gamesa Corporacion Tecnologica S.A. (Spain)	140,000	5,067,653
		14,143,933

Industrial Conglomerates - 1.0%
Tyco International Ltd. (Bermuda)	139,000	4,385,450

Machinery - 2.1%
Heidelberger Druckmaschinen AG (Germany)	99,700	4,562,387
Schindler Holding AG (Switzerland)	73,620	4,484,590
		9,046,977
Total Industrials		55,024,350

Information Technology - 12.9%
Communications Equipment - 3.9%
ECI Telecom Ltd.* (Israel)	1,545,820	12,675,724
Spirent Communications plc* (United Kingdom)	3,296,950	3,989,580
		16,665,304

Electronic Equipment & Instruments - 2.1%
AU Optronics Corp. - ADR (Taiwan)	287,800	4,115,540
LG. Philips LCD Co. Ltd. - ADR* (South Korea)	263,000	4,597,240
		8,712,780

Software - 6.9%
Aladdin Knowledge Systems Ltd.* (Israel)	111,210	1,920,597
Amdocs Ltd.* (Guernsey)	369,000	13,461,120
Misys plc (United Kingdom)	952,770	4,475,805
Square Enix Co. Ltd. (Japan)	172,000	4,437,956
UbiSoft Entertainment S.A.* (France)	97,760	4,772,634
		29,068,112
Total Information Technology		54,446,196

Materials - 5.9%
Chemicals - 5.9%
Lonza Group AG (Switzerland)	214,700	20,642,871
NITTO DENKO Corp. (Japan)	89,300	4,191,385
Total Materials		24,834,256

TOTAL COMMON STOCKS
(Identified Cost $309,046,671)		379,207,423

SHORT-TERM INVESTMENTS - 10.2%
Dreyfus Treasury Cash Management - Institutional Shares	8,388,237	8,388,237
U.S. Treasury Bill, 4/5/2007	$20,000,000	19,988,789
U.S. Treasury Bill, 5/17/2007	15,000,000	14,905,987

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $43,283,013)		43,283,013

TOTAL INVESTMENTS - 99.8%
(Identified Cost $352,329,684)		422,490,436

OTHER ASSETS, LESS LIABILITIES - 0.2%		748,227

NET ASSETS - 100%		$423,238,663

*Non-income producing security
ADR - American Depository Receipt

The Series' portfolio holds, as a percentage of net assets, greater than 10% in the following countries: United Kingdom - 24.5%; Switzerland - 16.9%; France - 14.5%.

Federal Tax Information:

On March 31, 2007, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$352,356,414

Unrealized appreciation	$71,776,157
Unrealized depreciation	(1,642,135)

Net unrealized appreciation	$70,134,022

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - March 31, 2007 (unaudited)

	Shares/
International Series	Principal Amount	Value

COMMON STOCKS - 91.6%

Consumer Discretionary - 8.8%
Auto Components - 1.0%
Hankook Tire Co. Ltd. (South Korea)	143,000	$2,371,930

Household Durables - 1.1%
LG Electronics, Inc. (South Korea)	35,000	2,389,155

Media - 3.8%
Impresa S.A. (SGPS)* (Portugal)	169,000	1,097,065
Mediaset S.p.A. (Italy)	175,000	1,903,876
Reed Elsevier plc - ADR (United Kingdom)	55,600	2,669,912
Wolters Kluwer N.V. (Netherlands)	105,037	3,151,096
		8,821,949

Multiline Retail - 1.3%
PPR (France)	18,300	2,926,113

Specialty Retail - 0.9%
KOMERI Co. Ltd. (Japan)	67,000	2,155,237

Textiles, Apparel & Luxury Goods - 0.7%
LVMH S.A. (Louis Vuitton Moet Hennessy) (France)	14,920	1,655,076
Total Consumer Discretionary		20,319,460

Consumer Staples - 17.6%
Beverages - 3.4%
Diageo plc (United Kingdom)	130,000	2,633,355
Kirin Brewery Co. Ltd. (Japan)	173,000	2,499,117
Scottish & Newcastle plc (United Kingdom)	229,000	2,710,259
		7,842,731

Food & Staples Retailing - 3.8%
Carrefour S.A. (France)	38,832	2,839,772
President Chain Store Corp. (Taiwan)	495,000	1,211,842
Tesco plc (United Kingdom)	533,000	4,659,018
		8,710,632

Food Products - 7.1%
Cadbury Schweppes plc (United Kingdom)	358,000	4,592,724
Groupe Danone (France)	15,976	2,609,781
Nestle S.A. (Switzerland)	8,400	3,272,390
Suedzucker AG (Germany)	72,400	1,385,780
Unilever plc - ADR (United Kingdom)	148,000	4,450,360
		16,311,035

Household Products - 2.0%
Kao Corp. (Japan)	47,000	1,376,252
Reckitt Benckiser plc (United Kingdom)	62,500	3,253,940
		4,630,192

Personal Products - 1.3%
Clarins S.A. (France)	35,777	2,985,279
Total Consumer Staples		40,479,869

Energy - 5.4%
Oil, Gas & Consumable Fuels - 5.4%
BP plc (United Kingdom)	205,000	2,226,551
Eni S.p.A. (Italy)	143,154	4,657,902
Royal Dutch Shell plc - Class B (United Kingdom)	70,500	2,345,700
Total S.A. (France)	45,160	3,163,800
Total Energy		12,393,953

Financials - 27.1%
Capital Markets - 3.2%
Daiwa Securities Group, Inc. (Japan)	79,000	954,142
Deutsche Bank AG (Germany)	30,000	4,037,560
Nomura Holdings, Inc. (Japan)	63,000	1,312,723
OSK Holdings Berhad (Malaysia)	1,337,000	1,090,955
		7,395,380

Commercial Banks - 16.1%
Aareal Bank AG* (Germany)	92,000	4,466,855
Banca Monte dei Paschi di Siena S.p.A. (Italy)	181,000	1,133,864
Bank Handlowy w Warszawie S.A. (Poland)	24,000	802,351
BNP Paribas (France)	26,000	2,715,402
The Chugoku Bank Ltd. (Japan)	137,000	1,801,163
Commerzbank AG (Germany)	62,500	2,767,407
Credit Agricole S.A. (France)	57,900	2,257,471
The Hachijuni Bank Ltd. (Japan)	244,000	1,698,184
Hong Leong Financial Group Berhad (Malaysia)	653,000	1,086,444
HSBC Holdings plc (United Kingdom)	153,000	2,677,793
Intesa Sanpaolo (Italy)	159,799	1,213,428
Mitsubishi UFJ Financial Group, Inc. (Japan)	170	1,919,029
Royal Bank of Scotland Group plc (United Kingdom)	82,700	3,228,397
Societe Generale (France)	11,312	1,954,711
The Sumitomo Trust & Banking Co. Ltd. (Japan)	247,000	2,576,498
UniCredito Italiano S.p.A. (Italy)	489,000	4,653,753
		36,952,750

Diversified Financial Services - 1.2%
ING Groep N.V. (Netherlands)	65,395	2,764,571

Insurance - 6.1%
Allianz SE (Germany)	32,620	6,709,872
Axa (France)	44,892	1,903,204
Muenchener Rueckver AG (Germany)	32,400	5,463,689
		14,076,765

Real Estate Management and Development - 0.5%
IOI Properties Berhad (Malaysia)	372,000	1,184,028
Total Financials		62,373,494

Health Care - 7.9%
Health Care Equipment & Supplies - 0.6%
Straumann Holding AG (Switzerland)	4,580	1,313,903

Pharmaceuticals - 7.3%
AstraZeneca plc (United Kingdom)	22,300	1,199,618
AstraZeneca plc - ADR (United Kingdom)	37,000	1,985,050
GlaxoSmithKline plc (United Kingdom)	138,000	3,793,283
Novartis AG - ADR (Switzerland)	49,000	2,676,870
Sanofi-Aventis (France)	21,083	1,833,255
Shire plc (United Kingdom)	170,000	3,508,844
Takeda Pharmaceutical Co. Ltd. (Japan)	28,000	1,837,040
		16,833,960
Total Health Care		18,147,863

Industrials - 5.9%
Airlines - 2.0%
Deutsche Lufthansa AG (Germany)	164,800	4,477,316

Commercial Services & Supplies - 0.4%
Taiwan Secom Co. Ltd. (Taiwan)	627,210	1,002,823

Electrical Equipment - 0.7%
Teco Electric & Machinery Co. Ltd. (Taiwan)	3,280,000	1,665,478

Industrial Conglomerates - 0.7%
Sonae S.A. (SGPS) (Portugal)	669,100	1,510,384

Machinery - 0.6%
FANUC Ltd. (Japan)	15,500	1,443,176

Trading Companies & Distributors - 0.9%
LG International Corp. (South Korea)	93,000	2,121,053

Transportation Infrastructure - 0.6%
Malaysia Airports Holdings Berhad (Malaysia)	1,716,000	1,459,792
Total Industrials		13,680,022

Information Technology - 5.8%
Communications Equipment - 0.7%
D-Link Corp. (Taiwan)	946,000	1,661,204

Electronic Equipment & Instruments - 1.9%
KEYENCE Corp. (Japan)	4,950	1,117,132
Samsung SDI Co. Ltd. (South Korea)	34,200	2,185,455
Yageo Corp.* (Taiwan)	2,690,000	1,097,594
		4,400,181

Semiconductors & Semiconductor Equipment - 2.0%
Hynix Semiconductor, Inc.* (South Korea)	66,000	2,273,684
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	216,297	2,325,193
		4,598,877

Software - 1.2%
SAP AG (Germany)	61,400	2,740,024
Total Information Technology		13,400,286

Materials - 3.6%
Chemicals - 3.0%
Arkema* (France)	1,129	64,724
Bayer AG (Germany)	107,350	6,852,494
		6,917,218

Construction Materials - 0.6%
Taiwan Cement Corp. (Taiwan)	1,488,901	1,255,526
Total Materials		8,172,744

Telecommunication Services - 4.4%
Diversified Telecommunication Services - 3.9%
France Telecom S.A. - ADR (France)	31,000	818,400
Portugal Telecom S.A. (SGPS) - ADR (Portugal)	94,250	1,266,720
Swisscom AG - ADR (Switzerland)	85,000	3,072,750
Telefonica S.A. - ADR (Spain)	18,250	1,211,800
Telekomunikacja Polska S.A. (Poland)	64,000	528,595
Telenor ASA - ADR (Norway)	36,250	1,927,412
		8,825,677
Wireless Telecommunication Services - 0.5%
Digi.com Berhad (Malaysia)	227,000	1,228,270
Total Telecommunication Services		10,053,947

Utilities - 5.1%
Electric Utilities - 2.6%
E.ON AG (Germany)	43,737	5,913,232

Multi-Utilities - 2.5%
National Grid plc (United Kingdom)	229,000	3,593,403
Suez S.A. (France)	43,340	2,285,470
		5,878,873
Total Utilities		11,792,105

TOTAL COMMON STOCKS
(Identified Cost $141,362,609)		210,813,743

SHORT-TERM INVESTMENTS - 8.2%
Dreyfus Treasury Cash Management - Institutional Shares	5,898,002	5,898,002
U.S. Treasury Bill, 4/5/2007	$13,000,000	12,992,731

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $18,890,733)		18,890,733

TOTAL INVESTMENTS - 99.8%
(Identified Cost $160,253,342)		229,704,476

OTHER ASSETS, LESS LIABILITIES - 0.2%		393,738

NET ASSETS - 100%		$230,098,214

*Non-income producing security
ADR - American Depository Receipt

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries: United Kingdom - 21.5%; Germany - 19.5%; France - 13.1%.

Federal Tax Information:

On March 31, 2007, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$160,253,342

Unrealized appreciation	$70,778,784
Unrealized depreciation	(1,327,650)

Net unrealized appreciation	$69,451,134

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - March 31, 2007 (unaudited)

	Credit	Principal
	Rating[1]	Amount/
New York Tax Exempt Series	(unaudited)	Shares	Value
NEW YORK MUNICIPAL SECURITIES - 98.8%

Arlington Central School District, G.O. Bond, MBIA, 4.625%, 12/15/2024	Aaa	$845,000	$866,750
Arlington Central School District, G.O. Bond, MBIA, 4.625%, 12/15/2025	Aaa	365,000	373,322
Beacon City School District, G.O. Bond, MBIA, 5.60%, 7/15/2019	Aaa	500,000	526,725
Brookhaven, Public Impt., G.O. Bond, FGIC, 4.00%, 5/1/2023	Aaa	900,000	871,902
Brookhaven, Public Impt., G.O. Bond, FGIC, 4.00%, 5/1/2024	Aaa	815,000	785,603
Buffalo Fiscal Stability Authority, Sales Tax & State Aid, Revenue Bond, Series B, MBIA, 5.00%, 9/1/2016	Aaa	525,000	568,717
Buffalo Municipal Water Finance Authority, Water Systems, Prerefunded Balance, Revenue Bond, Series A, FGIC, 5.00%, 7/1/2028	Aaa	750,000	770,160
Chautauqua County, Public Impt., G.O. Bond, Series B, MBIA, 4.50%, 12/15/2018	Aaa	485,000	506,471
Clyde-Savannah Central School District, G.O. Bond, FGIC, 5.00%, 6/1/2013	Aaa	500,000	535,250
Colonie, G.O. Bond, MBIA, 5.20%, 8/15/2008	Aaa	40,000	40,229
Dryden Central School District, G.O. Bond, FSA, 5.50%, 6/15/2011	Aaa	200,000	200,664
Dutchess County, Public Impt., Prerefunded Balance, G.O. Bond, MBIA, 4.00%, 12/15/2016	Aaa	315,000	319,602
Dutchess County, Public Impt., Unrefunded Balance, G.O. Bond, MBIA, 4.00%, 12/15/2016	Aaa	360,000	366,224
East Aurora Union Free School District, G.O. Bond, FGIC, 5.20%, 6/15/2011	Aaa	300,000	300,939
Eastchester, Public Impt., G.O. Bond, Series B, FSA, 4.90%, 10/15/2011	Aaa	385,000	387,476
Ellenville Central School District, G.O. Bond, FSA, 5.375%, 5/1/2009	Aaa	210,000	212,392
Ellenville Central School District, G.O. Bond, AMBAC, 5.70%, 5/1/2011	Aaa	700,000	715,141
Erie County, Public Impt., G.O. Bond, Series A, FGIC, 5.00%, 9/1/2014	Aaa	500,000	531,640
Erie County, Public Impt., G.O. Bond, Series A, FGIC, 4.75%, 10/1/2016	Aaa	550,000	570,630
Fairport Central School District, G.O. Bond, FSA, 5.00%, 6/1/2019	Aaa	500,000	529,075
Franklin Square Union Free School District, G.O. Bond, FGIC, 5.00%, 1/15/2021	Aaa	520,000	542,001
Freeport, G.O. Bond, Series A, FGIC, 4.00%, 1/15/2014	Aaa	540,000	547,225
Greece Central School District, G.O. Bond, FSA, 4.60%, 6/15/2018	Aaa	180,000	187,115
Greece Central School District, G.O. Bond, FSA, 4.00%, 6/15/2019	Aaa	2,675,000	2,658,254
Hamburg Central School District, G.O. Bond, FGIC, 5.375%, 6/1/2014	Aaa	600,000	613,608
Hampton Bays Union Free School District, G.O. Bond, FSA, 4.25%, 9/15/2026	Aaa	1,140,000	1,135,497
Haverstraw Stony Point Central School District, G.O. Bond, FSA, 4.50%, 10/15/2032	Aaa	2,000,000	2,009,980
Hempstead Town, Unrefunded Balance, G.O. Bond, Series B, FGIC, 5.625%, 2/1/2010	Aaa	165,000	167,678
Huntington, G.O. Bond, MBIA, 5.875%, 9/1/2009	Aaa	45,000	45,409
Islip, Public Impt., G.O. Bond, FGIC, 5.375%, 6/15/2015	Aaa	1,555,000	1,649,762
Jamesville-Dewitt Central School District, G.O. Bond, AMBAC, 5.75%, 6/15/2009	Aaa	420,000	439,253
Johnson City Central School District, G.O. Bond, FGIC, 4.25%, 6/15/2024	Aaa	500,000	495,755
Johnson City Central School District, G.O. Bond, FGIC, 4.375%, 6/15/2028	Aaa	1,000,000	991,070
Johnson City Central School District, G.O. Bond, FGIC, 4.375%, 6/15/2030	Aaa	985,000	971,515
Le Roy Central School District, G.O. Bond, FGIC, 0.10%, 6/15/2008	Aaa	350,000	334,688
Long Island Power Authority, Electric Systems, Revenue Bond, Series A, FGIC, 5.00%, 12/1/2019	Aaa	1,000,000	1,073,770
Long Island Power Authority, Electric Systems, Revenue Bond, Series A, FGIC, 5.00%, 12/1/2025	Aaa	1,690,000	1,797,214
Longwood Central School District at Middle Island, G.O. Bond, FSA, 5.00%, 6/15/2017	Aaa	250,000	258,967
Longwood Central School District at Middle Island, G.O. Bond, FSA, 5.00%, 6/15/2018	Aaa	250,000	258,967
Metropolitan Transportation Authority, Revenue Bond, Series A, FGIC, 5.00%, 11/15/2025	Aaa	1,500,000	1,584,105
Metropolitan Transportation Authority, Revenue Bond, Series A, FSA, 5.00%, 11/15/2030	Aaa	500,000	520,850
Metropolitan Transportation Authority, Dedicated Tax Fund, Revenue Bond, Series A, MBIA, 5.00%, 11/15/2030	Aaa	750,000	781,275
Metropolitan Transportation Authority, Transportation Facilities, Prerefunded Balance, Revenue Bond, Series B, AMBAC, 5.00%, 7/1/2018	Aaa	1,500,000	1,589,565
Monroe County, Water Impt., G.O. Bond, 5.25%, 2/1/2017	Baa1	240,000	242,602
Monroe County, Public Impt., G.O. Bond, AMBAC, 4.125%, 6/1/2020	Aaa	1,000,000	1,001,670
Monroe County Water Authority, Revenue Bond, 5.00%, 8/1/2019	Aa3	1,700,000	1,745,560
Mount Morris Central School District, G.O. Bond, FGIC, 4.125%, 6/15/2013	Aaa	790,000	810,421
Nassau County, Combined Sewer Districts, G.O. Bond, Series F, MBIA, 5.35%, 7/1/2008	Aaa	1,500,000	1,531,410
Nassau County, General Impt., G.O. Bond, Series C, FSA, 5.125%, 1/1/2014	Aaa	500,000	528,175
Nassau County Interim Finance Authority, Sales Tax Secured, Revenue Bond, Series A, AMBAC, 4.75%, 11/15/2023	Aaa	1,000,000	1,034,400
New Hyde Park Garden City Park, Union Free School District, G.O. Bond, FSA, 4.125%, 6/15/2023	Aaa	200,000	196,968
New Hyde Park Garden City Park, Union Free School District, G.O. Bond, FSA, 4.125%, 6/15/2024	Aaa	250,000	245,152
New York, G.O. Bond, Series I, MBIA, 5.00%, 5/15/2028	Aaa	1,900,000	1,940,470
New York, G.O. Bond, Series K, FSA, 5.375%, 8/1/2020	Aaa	1,000,000	1,047,660
New York City, G.O. Bond, XLCA, 5.00%, 9/1/2019	Aaa	500,000	534,065
New York City, G.O. Bond, Series A, CIFG, 5.00%, 8/1/2024	Aaa	1,000,000	1,058,610
New York City Municipal Water Finance Authority, Water & Sewer Systems, Revenue Bond, Series A, AMBAC, 5.00%, 6/15/2035	Aaa	750,000	789,982
New York City Municipal Water Finance Authority, Water & Sewer Systems, Prerefunded balance, Revenue Bond, Series B, FGIC, 5.125%, 6/15/2030	Aaa	2,000,000	2,025,740
New York City Municipal Water Finance Authority, Water & Sewer Systems, Revenue Bond, Series D, AMBAC, 4.50%, 6/15/2036	Aaa	500,000	498,355
New York City Municipal Water Finance Authority, Revenue Bond, Series E, FGIC, 5.00%, 6/15/2026	Aaa	750,000	779,182
New York City Transitional Finance Authority, Future Tax Secured, Prerefunded Balance, Revenue Bond, Series A, 5.50%, 2/15/2011	Aa1	1,000,000	1,060,720
New York State, G.O. Bond, Series A, 4.60%, 3/15/2013	Aa3	475,000	493,981
New York State, G.O. Bond, Series A, 4.50%, 3/15/2019	Aa3	500,000	515,100
New York State, Prerefunded Balance, G.O. Bond, Series B, 5.125%, 3/1/2018	Aa3	1,000,000	1,023,590
New York State, G.O. Bond, Series C, FSA, 5.00%, 4/15/2012	Aa3	700,000	744,275
New York State, Prerefunded Balance, G.O. Bond, Series D, AMBAC, 5.00%, 7/15/2015	Aaa	500,000	513,710
New York State Dormitory Authority, Columbia University, Revenue Bond, Series A, 5.00%, 7/1/2025	Aaa	500,000	526,350
New York State Environmental Facilities Corp., Clean Water & Drinking, Revenue Bond, MBIA, 5.00%, 6/15/2021	Aaa	600,000	635,154
New York State Environmental Facilities Corp., Clean Water & Drinking, Revenue Bond, 4.50%, 6/15/2022	Aaa	300,000	305,184
New York State Environmental Facilities Corp., Clean Water & Drinking, Revenue Bond, Series B, 5.00%, 6/15/2027	Aaa	1,000,000	1,040,810
New York State Environmental Facilities Corp., Personal Income Tax, Revenue Bond, Series A, 5.00%, 12/15/2019	AAA[2]	750,000	805,507
New York State Environmental Facilities Corp., Pollution Control, Revenue Bond, Series B, 6.65%, 9/15/2013	Aaa	250,000	264,287
New York State Environmental Facilities Corp., Pollution Control, Revenue Bond, Series E, MBIA, 5.00%, 6/15/2012	Aaa	200,000	202,522
New York State Environmental Facilities Corp., Pollution Control, Unrefunded Balance, Revenue Bond, Series B, 5.20%, 5/15/2014	Aaa	440,000	469,115
New York State Environmental Facilities Corp., Pollution Control, Revenue Bond, Series A, 5.20%, 6/15/2015	Aaa	25,000	25,455
New York State Housing Finance Agency, State University Construction, Revenue Bond, Series A, 8.00%, 5/1/2011	A1	250,000	272,433
New York State Thruway Authority, Highway & Bridge, Prerefunded Balance, Revenue Bond, Series A, FGIC, 5.50%, 4/1/2015	Aaa	320,000	345,126
New York State Thruway Authority, Highway & Bridge, Prerefunded Balance, Revenue Bond, Series A, AMBAC, 5.25%, 4/1/2017	Aaa	555,000	566,122
New York State Thruway Authority, Revenue Bond, Series F, AMBAC, 5.00%, 1/1/2026	Aaa	340,000	359,662
New York State Thruway Authority, Highway & Bridge, Prerefunded Balance, Revenue Bond, Series B, MBIA, 5.25%, 4/1/2016	Aaa	300,000	320,277
New York State Thruway Authority, Highway & Bridge, Revenue Bond, Series C, MBIA, 5.25%, 4/1/2011	Aaa	1,000,000	1,059,850
New York State Thruway Authority, Highway & Bridge, Revenue Bond, Series C, AMBAC, 5.00%, 4/1/2020	Aaa	750,000	792,405
New York State Thruway Authority, Personal Income Tax, Revenue Bond, Series A, FSA, 5.00%, 3/15/2014	Aaa	500,000	533,365
New York State Thruway Authority, Personal Income Tax, Revenue Bond, Series A, MBIA, 5.00%, 3/15/2016	Aaa	300,000	319,524
New York State Urban Development Corp., Prerefunded Balance, Revenue Bond, 5.375%, 7/1/2022	Aaa	195,000	199,191
New York State Urban Development Corp., Unrefunded Balance, Revenue Bond, 5.375%, 7/1/2022	Aaa	205,000	209,280
New York State Urban Development Corp., Correctional Capital Facilities, Revenue Bond, Series A, FSA, 5.25%, 1/1/2014	Aaa	500,000	533,030
Niagara County, G.O. Bond, Series B, MBIA, 5.20%, 1/15/2011	Aaa	400,000	401,768
Niagara Falls City School District, G.O. Bond, FSA, 4.375%, 9/15/2029	AAA[2]	885,000	881,849
Niagara-Wheatfield Central School District, G.O. Bond, FGIC, 4.125%, 2/15/2019	Aaa	610,000	614,118
Niagara-Wheatfield Central School District, G.O. Bond, FGIC, 4.125%, 2/15/2020	Aaa	850,000	851,675
North Hempstead, G.O. Bond, Series A, FGIC, 4.75%, 1/15/2023	Aaa	1,000,000	1,018,800
Norwich City School District, G.O. Bond, FSA, 5.00%, 6/15/2010	Aaa	250,000	260,503
Panama Central School District, G.O. Bond, FGIC, 5.00%, 6/15/2019	Aaa	595,000	629,861
Patchogue-Medford Union Free School District, G.O. Bond, Series A, FGIC, 3.50%, 7/1/2012	Aaa	805,000	802,295
Pavilion Central School District, G.O. Bond, FSA, 5.625%, 6/15/2018	Aaa	880,000	926,350
Phelps-Clifton Springs Central School District, G.O. Bond, Series B, MBIA, 5.00%, 6/15/2021	Aaa	850,000	907,112
Phelps-Clifton Springs Central School District, G.O. Bond, Series B, MBIA, 5.00%, 6/15/2022	Aaa	450,000	481,748
Ramapo, Public Impt., G.O. Bond, Series B, MBIA, 4.375%, 5/1/2031	Aaa	435,000	435,148
Ramapo, Public Impt., G.O. Bond, Series B, MBIA, 4.375%, 5/1/2032	Aaa	510,000	510,173
Ramapo, Public Impt., G.O. Bond, Series B, MBIA, 4.50%, 5/1/2033	Aaa	410,000	413,333
Ravena Coeymans Selkirk Central School District, G.O. Bond, FSA, 4.25%, 6/15/2014	Aaa	1,180,000	1,216,910
Rochester, G.O. Bond, Series A, AMBAC, 5.00%, 8/15/2020	Aaa	250,000	275,690
Rochester, G.O. Bond, Series A, AMBAC, 5.00%, 8/15/2022	Aaa	95,000	105,250
Rondout Valley Central School District, G.O. Bond, FSA, 5.375%, 3/1/2020	Aaa	500,000	529,160
Sachem Central School District of Holbrook, G.O. Bond, FGIC, 4.25%, 10/15/2028	Aaa	330,000	323,601
Sachem Central School District of Holbrook, G.O. Bond, FGIC, 4.375%, 10/15/2030	Aaa	1,000,000	993,440
Sachem Central School District of Holbrook, G.O. Bond, Series B, FGIC, 4.25%, 10/15/2026	Aaa	1,200,000	1,176,540
Schenectady, G.O. Bond, MBIA, 5.30%, 2/1/2011	Aaa	250,000	256,298
Scotia Glenville Central School District, G.O. Bond, FGIC, 5.50%, 6/15/2020	Aaa	1,025,000	1,076,076
South Glens Falls Central School District, G.O. Bond, FGIC, 5.375%, 6/15/2018	Aaa	605,000	633,556
South Glens Falls Central School District, Unrefunded Balance, G.O. Bond, FGIC, 5.375%, 6/15/2018	Aaa	95,000	99,484
South Huntington Union Free School District, G.O. Bond, FGIC, 5.00%, 9/15/2016	Aaa	325,000	337,480
South Huntington Union Free School District, G.O. Bond, FGIC, 5.10%, 9/15/2017	Aaa	100,000	103,951
Suffolk County, G.O. Bond, Series A, FGIC, 4.75%, 8/1/2019	Aaa	895,000	917,187
Suffolk County, Public Impt., G.O. Bond, Series A, MBIA, 4.25%, 5/1/2024	Aaa	1,000,000	998,760
Suffolk County Water Authority, Revenue Bond, MBIA, 5.10%, 6/1/2009	Aaa	55,000	56,739
Suffolk County Water Authority, Unrefunded Balance, Revenue Bond, MBIA, 5.10%, 6/1/2009	Aaa	195,000	201,125
Suffolk County Water Authority, Prerefunded Balance, Revenue Bond, Series A, AMBAC, 5.00%, 6/1/2017	Aaa	400,000	408,820
Suffolk County Water Authority, Revenue Bond, MBIA, 4.50%, 6/1/2027	Aaa	1,160,000	1,167,030
Sullivan County, Public Impt., G.O. Bond, MBIA, 5.125%, 3/15/2013	Aaa	330,000	330,050
Syracuse, Public Impt., G.O. Bond, Series C, AMBAC, 5.40%, 8/1/2017	Aaa	700,000	745,913
Syracuse, Public Impt., G.O. Bond, Series C, AMBAC, 5.50%, 8/1/2018	Aaa	850,000	908,395
Syracuse, Public Impt., G.O. Bond, Series A, MBIA, 4.25%, 6/15/2023	Aaa	690,000	690,483
Syracuse, Public Impt., G.O. Bond, Series A, MBIA, 4.375%, 6/15/2025	Aaa	990,000	996,287
Tarrytown Union Free School District, G.O. Bond, AMBAC, 4.375%, 1/15/2032	Aaa	1,090,000	1,080,975
Triborough Bridge & Tunnel Authority, General Purposes, Revenue Bond, Series B, 5.00%, 11/15/2020	Aa2	750,000	795,555
Triborough Bridge & Tunnel Authority, General Purposes, Prerefunded Balance, Revenue Bond, Series A, MBIA, 4.75%, 1/1/2019	Aaa	300,000	319,548
Triborough Bridge & Tunnel Authority, General Purposes, Prerefunded Balance, Revenue Bond, Series A, MBIA, 5.00%, 1/1/2032	Aaa	1,695,000	1,796,208
Triborough Bridge & Tunnel Authority, General Purposes, Unrefunded Balance, Revenue Bond, Series A, MBIA, 5.00%, 1/1/2032	Aaa	305,000	318,063
Triborough Bridge & Tunnel Authority, Subordinate Bonds, Revenue Bond, FGIC, 5.00%, 11/15/2032	Aaa	1,000,000	1,057,050
Ulster County, Public Impt., G.O. Bond, XLCA, 4.50%, 11/15/2026	AAA[2]	560,000	569,010
Warwick Valley Central School District, G.O. Bond, FSA, 5.60%, 1/15/2018	Aaa	575,000	610,771
Warwick Valley Central School District, G.O. Bond, FSA, 5.625%, 1/15/2022	Aaa	380,000	403,891
Wayne County, Public Impt., G.O. Bond, MBIA, 4.125%, 6/1/2024	Aaa	500,000	493,315
West Seneca Central School District, G.O. Bond, FSA, 5.00%, 5/1/2011	Aaa	300,000	315,468
Westchester County, Unrefunded Balance, G.O. Bond, Series A, 4.75%, 12/15/2008	Aaa	5,000	5,036
Westchester County, Unrefunded Balance, G.O. Bond, Series A, 4.75%, 12/15/2009	Aaa	5,000	5,036
Westchester County, G.O. Bond, Series B, 4.30%, 12/15/2011	Aaa	15,000	15,457
Westchester County, G.O. Bond, Series B, 3.70%, 12/15/2015	Aaa	1,000,000	998,480
Westhampton Beach Union Free School District, G.O. Bond, MBIA, 4.00%, 7/15/2018	Aaa	726,000	726,218
William Floyd Union Free School District of the Mastics-Moriches-Shirley, G.O. Bond, AMBAC, 5.70%, 6/15/2008	Aaa	405,000	414,708
Williamsville Central School District, G.O. Bond, MBIA, 5.00%, 6/15/2012	Aaa	490,000	520,640
Wyandanch Union Free School District, G.O. Bond, FSA, 5.60%, 4/1/2017	Aaa	500,000	505,025
Yonkers, G.O. Bond, Series B, MBIA, 5.00%, 8/1/2023	Aaa	1,125,000	1,190,936
Yonkers, G.O. Bond, Series B, MBIA, 5.00%, 8/1/2030	Aaa	1,095,000	1,152,082

TOTAL NEW YORK MUNICIPAL SECURITIES
(Identified Cost $95,945,766)			97,755,312

SHORT-TERM INVESTMENTS - 0.8%
Dreyfus BASIC New York Municipal Money Market Fund
(Identified Cost $826,163)		826,163	826,163

TOTAL INVESTMENTS - 99.6%
(Identified Cost $96,771,929)			98,581,475

OTHER ASSETS, LESS LIABILITIES - 0.4%			423,540

NET ASSETS - 100%			$99,005,015

KEY:
G.O. Bond - General Obligation Bond
Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:
AMBAC (AMBAC Assurance Corp.)
CIFG (CIFG North America, Inc.)
FGIC (Financial Guaranty Insurance Co.)
FSA (Financial Security Assurance)
MBIA (MBIA, Inc.)
XLCA (XL Capital Assurance)
The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody's (unaudited).
2Credit ratings from S&P (unaudited).

The Series' portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies: FGIC - 30.0%; MBIA - 25.0%; FSA - 18.0%; AMBAC - 12.4%.

Federal Tax Information:

On March 31, 2007, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$96,738,223

Unrealized appreciation	$2,138,718
Unrealized depreciation	(295,466)

Net unrealized appreciation	$1,843,252

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - March 31, 2007 (unaudited)

	Credit	Principal
	Rating[1]	Amount/
OHIO TAX EXEMPT SERIES	(unaudited)	Shares	Value
OHIO MUNICIPAL SECURITIES - 96.4%

Amherst Exempt Village School District, G.O. Bond, FGIC, 4.75%, 12/1/2010	Aaa	$200,000	$207,692
Avon Lake City School District, Prerefunded Balance, G.O. Bond, FGIC, 5.75%, 12/1/2014	Aaa	500,000	535,925
Bedford Heights, G.O. Bond, Series A, AMBAC, 5.65%, 12/1/2014	Aaa	40,000	42,331
Big Walnut Local School District, Delaware County, School Facilities Construction & Impt., G.O. Bond, FSA, 4.50%, 12/1/2029	Aaa	200,000	200,504
Canal Winchester Local School District, Prerefunded Balance, G.O. Bond, MBIA, 5.00%, 12/1/2025	Aaa	355,000	375,455
Chagrin Falls Exempt Village School District, Prerefunded Balance, G.O. Bond, 5.55%, 12/1/2022	Aa3	100,000	102,218
Chillicothe Water System, Revenue Bond, MBIA, 4.00%, 12/1/2009	Aaa	125,000	126,256
Cincinnati, Various Purposes, G.O. Bond, Series A, 5.00%, 12/1/2011	Aa1	200,000	211,486
Cleveland Heights & University Heights County School District, Library Impt., G.O. Bond, 5.125%, 12/1/2026	Aa3	200,000	211,094
Cleveland Waterworks, Prerefunded Balance, Revenue Bond, Series I, FSA, 5.00%, 1/1/2028	Aaa	110,000	112,182
Cleveland Waterworks, Unrefunded Balance, Revenue Bond, Series I, FSA, 5.00%, 1/1/2028	Aaa	155,000	157,644
Columbus, Limited Tax, G.O. Bond, Series 2, 5.00%, 7/1/2017	Aaa	250,000	269,670
Columbus City School District, School Facilities Construction & Impt., G.O. Bond, FSA, 4.25%, 12/1/2032	Aaa	500,000	482,535
Delaware City School District, Prerefunded Balance, G.O. Bond, FSA, 5.00%, 12/1/2025	Aaa	200,000	206,306
Delaware City School District, Prerefunded Balance, G.O. Bond, FSA, 5.00%, 12/1/2025	Aaa	100,000	103,153
Dublin City School District, School Facilities Construction & Impt., Prerefunded Balance, G.O. Bond, 5.375%, 12/1/2017	Aa1	350,000	380,128
Eaton City School District, Prerefunded Balance, G.O. Bond, FGIC, 5.00%, 12/1/2029	Aaa	200,000	215,036
Eaton Community City Schools, School Impt., G.O. Bond, FGIC, 4.125%, 12/1/2026	Aaa	500,000	480,090
Erie County, G.O. Bond, FGIC, 4.75%, 10/1/2019	Aaa	175,000	177,278
Euclid, G.O. Bond, MBIA, 4.25%, 12/1/2023	Aaa	465,000	461,685
Fairbanks Local School District, School Facilities Construction & Impt., G.O. Bond, FSA, 4.50%, 12/1/2028	Aaa	400,000	401,768
Fairfield County, Building Impt., G.O. Bond, 5.00%, 12/1/2018	Aa3	250,000	262,603
Fairview Park City School District, School Impt., G.O. Bond, MBIA, 5.00%, 12/1/2029	Aaa	315,000	332,927
Field Local School District, School Facilities Construction & Impt., G.O. Bond, AMBAC, 5.00%, 12/1/2026	Aaa	200,000	211,950
Garfield Heights City School District, School Impt., Prerefunded Balance, G.O. Bond, MBIA, 5.00%, 12/15/2026	Aaa	250,000	264,687
Genoa Area Local School District, Prerefunded Balance, G.O. Bond, FGIC, 5.40%, 12/1/2027	Aaa	150,000	160,725
Granville Exempt Village School District, G.O. Bond, FSA, 4.375%, 12/1/2031	Aaa	500,000	492,915
Greater Cleveland Regional Transit Authority, Capital Impts., G.O. Bond, FGIC, 4.125%, 12/1/2023	Aaa	450,000	435,982
Greene County Sewer System, Governmental Enterprise, Prerefunded Balance, Revenue Bond, AMBAC, 5.625%, 12/1/2025	Aaa	235,000	253,102
Hamilton City School District, School Impt., G.O. Bond, FSA, 4.25%, 12/1/2030	AAA[2]	500,000	484,010
Hancock County, Various Purposes, G.O. Bond, MBIA, 4.00%, 12/1/2016	Aaa	200,000	201,920
Highland Local School District, School Impt., G.O. Bond, FSA, 5.00%, 12/1/2009	Aaa	190,000	196,604
Ironton City School District, G.O. Bond, MBIA, 4.25%, 12/1/2028	Aaa	500,000	485,485
Jackson Local School District, Stark & Summit Counties, G.O. Bond, FGIC, 3.50%, 12/1/2011	Aaa	210,000	208,473
Jackson Local School District, Stark & Summit Counties, Construction & Impt., Prerefunded Balance, G.O. Bond, FGIC, 5.00%, 12/1/2030	Aaa	200,000	215,578
Lakewood, Water System, Revenue Bond, AMBAC, 4.50%, 7/1/2028	Aaa	500,000	502,225
Licking County Joint Vocational School District, School Facilities Construction & Impt., G.O. Bond, MBIA, 5.00%, 12/1/2007	Aaa	300,000	302,679
Licking Heights Local School District, School Facilities Construction & Impt., G.O. Bond, Series A, MBIA, 5.00%, 12/1/2022	Aaa	250,000	266,545
Lorain City School District, Classroom Facilities Impt., G.O. Bond, MBIA, 4.75%, 12/1/2025	Aaa	400,000	413,480
Loveland City School District, Prerefunded Balance, G.O. Bond, Series A, MBIA, 5.00%, 12/1/2024	Aaa	200,000	208,770
Mansfield City School District, Various Purposes, Prerefunded Balance, G.O. Bond, MBIA, 5.75%, 12/1/2022	Aaa	250,000	265,720
Marysville Exempt Village School District, G.O. Bond, FSA, 5.00%, 12/1/2023	Aaa	500,000	532,905
Maumee, G.O. Bond, MBIA, 4.125%, 12/1/2018	Aaa	375,000	377,321
Maumee City School District, School Facilities Construction & Impt., G.O. Bond, FSA, 4.60%, 12/1/2031	Aaa	260,000	261,768
Medina City School District, G.O. Bond, FGIC, 5.00%, 12/1/2018	Aaa	150,000	152,998
Minster Local School District, G.O. Bond, FSA, 4.25%, 12/1/2018	AAA[2]	250,000	253,280
Mississinawa Valley Local School District, Classroom Facilities, G.O. Bond, FSA, 5.75%, 12/1/2022	Aaa	205,000	223,165
New Albany Plain Local School District, Prerefunded Balance, G.O. Bond, FGIC, 5.00%, 12/1/2025	Aaa	45,000	47,799
New Albany Plain Local School District, Prerefunded Balance, G.O. Bond, FGIC, 5.00%, 12/1/2025	Aaa	85,000	90,287
New Albany Plain Local School District, Unrefunded Balance, G.O. Bond, FGIC, 5.00%, 12/1/2025	Aaa	185,000	193,904
New Albany Plain Local School District, Prerefunded Balance, G.O. Bond, FGIC, 5.00%, 12/1/2029	Aaa	95,000	100,909
New Albany Plain Local School District, Unrefunded Balance, G.O. Bond, FGIC, 5.00%, 12/1/2029	Aaa	130,000	135,824
North Olmsted, Prerefunded Balance, G.O. Bond, AMBAC, 5.00%, 12/1/2016	Aaa	125,000	127,323
Ohio State, Common Schools Capital Facilities, Prerefunded Balance, G.O. Bond, Series A, 4.75%, 6/15/2020	Aa1	250,000	258,395
Ohio State, Infrastructure Impt., Prerefunded Balance, G.O. Bond, 5.20%, 8/1/2010	Aa1	50,000	50,745
Ohio State, Infrastructure Impt., G.O. Bond, Series A, 5.00%, 3/1/2017	Aa1	250,000	270,875
Ohio State Water Development Authority, Pure Water, Revenue Bond, Series I, AMBAC, 6.00%, 12/1/2016	Aaa	40,000	44,392
Ohio State Water Development Authority, Fresh Water, Prerefunded Balance, Revenue Bond, FSA, 5.125%, 12/1/2023	Aaa	300,000	307,986
Ohio State Water Development Authority, Pollution Control, Revenue Bond, 5.25%, 12/1/2015	Aaa	200,000	221,706
Ontario Local School District, Prerefunded Balance, G.O. Bond, FSA, 5.00%, 12/1/2023	Aaa	350,000	361,036
Orange City School District, Prerefunded Balance, G.O. Bond, 5.00%, 12/1/2023	Aaa	305,000	316,447
Painesville City School District, School Impt., G.O. Bond, FGIC, 4.50%, 12/1/2025	Aaa	170,000	171,639
Pickerington Local School District, G.O. Bond, MBIA, 4.30%, 12/1/2024	Aaa	300,000	296,835
Plain Local School District, G.O. Bond, FGIC, 5.00%, 12/1/2030	Aaa	140,000	146,091
Sidney City School District, School Impt., G.O. Bond, Series B, FGIC, 5.10%, 12/1/2019	Aaa	150,000	159,456
South-Western City School District, Franklin & Pickway County, G.O. Bond, FSA, 4.25%, 12/1/2026	Aaa	600,000	585,888
South-Western City School District, Franklin & Pickway County, Prerefunded Balance, G.O. Bond, AMBAC, 4.75%, 12/1/2026	Aaa	175,000	179,981
Springboro Community City School District, School Impt., Prerefunded Balance, G.O. Bond, MBIA, 5.00%, 12/1/2025	Aaa	280,000	301,809
Tallmadge City School District, School Facilities, G.O. Bond, FSA, 5.00%, 12/1/2031	AAA[2]	200,000	211,098
Tecumseh Local School District, School Impt., G.O. Bond, FGIC, 4.75%, 12/1/2027	Aaa	195,000	200,928
Trotwood-Madison City School District, School Impt., G.O. Bond, FSA, 4.25%, 12/1/2022	Aaa	250,000	249,138
Troy City School District, School Impt., G.O. Bond, FSA, 4.00%, 12/1/2014	Aaa	250,000	253,988
Van Buren Local School District, School Facilities Construction & Impt., G.O. Bond, FSA, 5.25%, 12/1/2016	Aaa	300,000	319,227
Van Wert City School District, School Impt., Prerefunded Balance, G.O. Bond, FGIC, 5.00%, 12/1/2020	Aaa	500,000	533,525
Vandalia, G.O. Bond, AMBAC, 5.00%, 12/1/2015	Aaa	235,000	253,628
Washington Court House City School District, School Impt., G.O. Bond, FGIC, 5.00%, 12/1/2029	Aaa	500,000	529,905
Westerville City School District, Prerefunded Balance, G.O. Bond, MBIA, 5.00%, 12/1/2027	Aaa	200,000	210,424
Wood County, G.O. Bond, 5.40%, 12/1/2013	Aa3	40,000	40,047
Wyoming City School District, Prerefunded Balance, G.O. Bond, Series B, FGIC, 5.15%, 12/1/2027	Aaa	300,000	310,182

TOTAL OHIO MUNICIPAL SECURITIES
(Identified Cost $20,567,362)			20,909,670

SHORT-TERM INVESTMENTS - 2.3%
Dreyfus Municipal Reserves - Class R
(Identified Cost $505,843)		505,843	505,843

TOTAL INVESTMENTS - 98.7%
(Identified Cost $21,073,205)			21,415,513

OTHER ASSETS, LESS LIABILITIES - 1.3%			282,119

NET ASSETS - 100%			$21,697,632

KEY:
G.O. Bond - General Obligation Bond
Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:
AMBAC (AMBAC Assurance Corp.)
FGIC (Financial Guaranty Insurance Co.)
FSA (Financial Security Assurance)
MBIA (MBIA, Inc.)
The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).
2Credit ratings from S&P (unaudited).

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies: FSA - 29.5%; FGIC - 24.9%; MBIA - 22.6%.

Federal Tax Information:

On March 31, 2007, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$21,045,349

Unrealized appreciation	$465,770
Unrealized depreciation	(95,606)

Net unrealized appreciation	$370,164

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - March 31, 2007 (unaudited)

	Credit	Principal
	Rating[1]	Amount/
Diversified Tax Exempt Series	(unaudited)	Shares	Value
MUNICIPAL SECURITIES - 93.7%

Alabama - 2.0%
Bessemer Governmental Utility Services Corp., Water Supply, Revenue Bond, MBIA, 5.20%, 6/1/2024	Aaa	$500,000	$517,125
Birmingham, Capital Impt., G.O. Bond, Series B, AMBAC, 5.00%, 12/1/2032	Aaa	1,005,000	1,041,542
Fort Payne Waterworks Board, Revenue Bond, AMBAC, 3.50%, 7/1/2015	Aaa	665,000	643,341
Hoover Board of Education, Capital Outlay Warrants, Special Tax Warrants, MBIA, 5.25%, 2/15/2017	Aaa	500,000	526,795
Mobile County Board of School Commissioners, Capital Outlay Warrants, Prerefunded Balance, G.O. Bond, Series B, AMBAC, 5.00%, 3/1/2018	Aaa	500,000	523,870
Odenville Utilities Board Water, Revenue Bond, MBIA, 4.30%, 8/1/2028	Aaa	500,000	501,680
			3,754,353

Alaska - 0.2%
Alaska Municipal Banking Authority, Revenue Bond, MBIA, 4.10%, 6/1/2017	Aaa	455,000	458,754

Arizona - 2.2%
Phoenix, G.O. Bond, Series B, 4.20%, 7/1/2021	Aa1	1,500,000	1,499,280
Salt River Project, Agricultural Impt. & Power District, Certificate of Participation, MBIA, 5.00%, 12/1/2011	Aaa	1,500,000	1,584,825
Yuma County Library District, G.O. Bond, Series A, AMBAC, 4.50%, 7/1/2035	Aaa	1,200,000	1,199,928
			4,284,033

California - 4.5%
California State, G.O. Bond, 5.25%, 2/1/2023	A1	500,000	559,015
California State, G.O. Bond, 4.75%, 12/1/2028	A1	795,000	801,296
California State, Various Purposes, G.O. Bond, AMBAC, 4.25%, 12/1/2035	Aaa	1,140,000	1,080,218
Campbell Union School District, G.O Bond, FSA, 4.375%, 8/1/2027	Aaa	1,810,000	1,801,457
Chula Vista Elementary School District, G.O. Bond, Series F, MBIA, 4.80%, 8/1/2024	Aaa	435,000	450,473
Chula Vista Elementary School District, G.O. Bond, Series F, MBIA, 4.875%, 8/1/2025	Aaa	425,000	441,294
Oak Valley Hospital District, G.O. Bond, FGIC, 4.50%, 7/1/2025	Aaa	1,395,000	1,400,650
Richmond Joint Powers Financing Authority, Tax Allocation, Series A, MBIA, 5.25%, 9/1/2025	Aaa	1,570,000	1,669,130
Wiseburn School District, Prerefunded Balance, G.O. Bond, Series A, FGIC, 5.25%, 8/1/2016	Aaa	330,000	338,329
			8,541,862

Colorado - 2.3%
Broomfield Water Activity, Enterprise Water, Revenue Bond, MBIA, 5.00%, 12/1/2015	Aaa	700,000	743,176
Colorado Water Resources & Power Development Authority, Water Resource, Revenue Bond, Series D, FSA, 4.375%, 8/1/2035	Aaa	1,420,000	1,384,997
Commerce City, Certificate of Participation, AMBAC, 4.75%, 12/15/2032	AAA[2]	1,000,000	1,026,550
Denver City & County School District No. 1, Prerefunded Balance, G.O. Bond, FGIC, 5.00%, 12/1/2023	Aaa	895,000	934,013
Denver City & County School District No. 1, Unrefunded Balance, G.O. Bond, FGIC, 5.00%, 12/1/2023	Aaa	105,000	108,761
El Paso County School District No. 020, G.O. Bond, Series A, MBIA, 6.20%, 12/15/2007	Aaa	160,000	162,832
			4,360,329

Connecticut - 0.8%
Stamford, G.O. Bond, 4.40%, 2/15/2026	Aaa	1,545,000	1,557,514

Delaware - 2.0%
Delaware Transportation Authority, Revenue Bond, MBIA, 5.00%, 7/1/2011	Aaa	1,000,000	1,053,080
New Castle County, G.O. Bond, Series A, 4.25%, 7/15/2025	Aaa	1,500,000	1,490,490
New Castle County, G.O. Bond, Series A, 4.25%, 7/15/2026	Aaa	1,265,000	1,250,162
			3,793,732

Florida - 2.8%
Florida State Board of Education, Capital Outlay, Prerefunded Balance, G.O. Bond, Series A, 5.00%, 6/1/2027	Aaa	750,000	759,090
Florida State Board of Education, Capital Outlay, Public Education, G.O. Bond, Series A, FSA, 4.50%, 6/1/2025	Aaa	1,280,000	1,291,264
Florida State Board of Education, Capital Outlay, Public Education, G.O. Bond, Series C, AMBAC, 5.00%, 6/1/2011	Aaa	425,000	446,985
Florida State Department of Transportation, G.O. Bond, 5.00%, 7/1/2027	Aa1	1,000,000	1,052,520
Florida State, Jacksonville Transportation, Prerefunded Balance, G.O. Bond, Series A, 5.00%, 7/1/2027	Aa1	710,000	719,358
Miami-Dade County, Educational Facilities Authority, Revenue Bond, Series A, AMBAC, 5.00%, 4/1/2015	Aaa	510,000	547,159
Tohopekaliga Water Authority, Utility System, Revenue Bond, Series A, FSA, 5.00%, 10/1/2028	Aaa	510,000	537,754
			5,354,130

Georgia - 2.7%
Atlanta, Prerefunded Balance, G.O. Bond, 5.60%, 12/1/2018	Aa3	350,000	357,521
Atlanta, Water & Wastewater, Revenue Bond, Series A, MBIA, 5.00%, 11/1/2033	Aaa	310,000	323,693
Atlanta, Water & Wastewater, Revenue Bond, FSA, 5.00%, 11/1/2043	Aaa	1,500,000	1,564,335
Georgia State, G.O. Bond, Series B, 5.65%, 3/1/2012	Aaa	200,000	218,140
Georgia State, G.O. Bond, Series B, 4.00%, 3/1/2022	Aaa	1,270,000	1,242,022
Madison Water & Sewer, Revenue Bond, AMBAC, 4.625%, 7/1/2030	Aaa	1,000,000	1,007,460
Rockdale County, Water & Sewer Authority, Prerefunded Balance, Revenue Bond, FSA, 5.00%, 7/1/2022	Aaa	450,000	460,391
			5,173,562

Hawaii - 0.1%
Hawaii State, G.O. Bond, Series CH, 6.00%, 11/1/2007	Aa2	260,000	263,502

Illinois - 3.4%
Chicago, G.O. Bond, Series A, FSA, 4.75%, 1/1/2038	Aaa	1,500,000	1,531,140
Chicago, G.O. Bond, Series A, MBIA, 5.00%, 1/1/2034	Aaa	830,000	860,137
Chicago, Prerefunded Balance, G.O. Bond, FGIC, 5.25%, 1/1/2027	Aaa	250,000	257,853
Chicago Neighborhoods Alive 21 Program, Prerefunded Balance, G.O. Bond, FGIC, 5.375%, 1/1/2026	Aaa	500,000	528,705
Cook County, G.O. Bond, Series A, FGIC, 5.00%, 11/15/2022	Aaa	750,000	768,922
Illinois State, Certificate of Participation, Series 1995 A, MBIA, 5.60%, 7/1/2010	Aaa	100,000	101,646
Illinois State, G.O. Bond, 5.00%, 12/1/2027	Aa3	600,000	623,958
Madison & St. Clair Counties School District No. 010 Collinsville, School Building, Prerefunded Balance, G.O. Bond, FGIC, 5.125%, 2/1/2019	Aaa	500,000	525,605
Rock Island County School District No. 041 Rock Island, G.O. Bond, FSA, 5.125%, 12/1/2015	Aaa	200,000	204,562
Springfield Electric, Revenue Bond, MBIA, 5.00%, 3/1/2035	Aaa	1,000,000	1,052,880
			6,455,408

Indiana - 1.5%
Frankfort High School Elementary School Building Corp., Revenue Bond, FSA, 4.75%, 7/15/2025	AAA[2]	1,500,000	1,547,685
La Porte County, G.O. Bond, FGIC, 5.20%, 1/15/2018	Aaa	300,000	319,731
Noblesville Sewage Works, Revenue Bond, AMBAC, 5.00%, 1/1/2024	Aaa	550,000	579,194
North Lawrence Indiana Community Schools Building Corp., Revenue Bond, FSA, 5.00%, 7/15/2020	Aaa	450,000	473,224
			2,919,834

Iowa - 2.2%
Indianola Community School District, G.O. Bond, FGIC, 5.20%, 6/1/2021	Aaa	425,000	456,458
Iowa City Community School District, G.O. Bond, FSA, 4.00%, 6/1/2018	Aaa	425,000	421,804
Iowa City, Sewer, Revenue Bond, MBIA, 5.75%, 7/1/2021	Aaa	250,000	250,405
Polk County, G.O. Bond, Series C, 4.00%, 6/1/2017	Aa1	995,000	995,697
Polk County, G.O. Bond, Series C, 4.125%, 6/1/2025	Aa1	2,075,000	1,996,482
			4,120,846

Kansas - 2.4%
Johnson County Unified School District No. 229, Prerefunded Balance, G.O. Bond, Series A, 5.00%, 10/1/2014	Aa1	220,000	221,454
Johnson County Unified School District No. 231, Prerefunded Balance, G.O. Bond, Series A, FGIC, 5.75%, 10/1/2016	Aaa	500,000	525,140
Johnson & Miami Counties Unified School District No. 230, G.O. Bond, FGIC, 4.00%, 9/1/2022	Aaa	1,000,000	970,800
Sedgwick County Unified School District No. 265, G.O. Bond, FSA, 5.00%, 10/1/2025	Aaa	1,090,000	1,159,825
Shawnee County Unified School District No. 450, Shawnee Heights, G.O. Bond, FSA, 4.20%, 9/1/2020	Aaa	700,000	700,567
Shawnee County Unified School District No. 450, Shawnee Heights, G.O. Bond, FSA, 4.25%, 9/1/2021	Aaa	580,000	580,795
Wyandotte County School District No. 204 Bonner Springs, Prerefunded Balance, G.O. Bond, Series A, FSA, 5.375%, 9/1/2015	Aaa	290,000	305,935
Wyandotte County School District No. 204 Bonner Springs, Unrefunded Balance, G.O. Bond, Series A, FSA, 5.375%, 9/1/2015	Aaa	110,000	115,792
			4,580,308

Kentucky - 1.0%
Kentucky State Turnpike Authority, Economic Development, Revenue Bond, AMBAC, 6.50%, 7/1/2008	Aaa	250,000	258,630
Lexington-Fayette Urban County Government, Public Facilities Corp., Revenue Bond, MBIA, 4.00%, 10/1/2018	Aaa	1,655,000	1,644,739
			1,903,369

Louisiana - 1.7%
Caddo Parish Parishwide School District, G.O. Bond, MBIA, 4.35%, 3/1/2026	Aaa	660,000	652,265
Caddo Parish Parishwide School District, G.O. Bond, MBIA, 4.375%, 3/1/2027	Aaa	1,090,000	1,077,814
Lafayette Public Power Authority, Revenue Bond, Series A, AMBAC, 5.00%, 11/1/2012	Aaa	730,000	772,676
New Orleans Sewage Service, Revenue Bond, FGIC, 5.25%, 6/1/2012	Aaa	300,000	303,642
Orleans Parish Parishwide School District, G.O. Bond, Series A, FGIC, 5.125%, 9/1/2016	Aaa	400,000	403,856
			3,210,253

Maine - 0.4%
Kennebec Water District, Revenue Bond, FSA, 5.125%, 12/1/2021	Aaa	750,000	766,500

Maryland - 2.1%
Anne Arundel County, Water & Sewer, G.O. Bond, 4.125%, 3/1/2024	Aa1	345,000	338,597
Anne Arundel County, Water & Sewer, G.O. Bond, 4.20%, 3/1/2025	Aa1	1,770,000	1,748,424
Baltimore County, Metropolitan District, G.O. Bond, 4.25%, 9/1/2029	Aaa	1,000,000	988,560
Baltimore, Water Project, Revenue Bond, Series A, FGIC, 5.55%, 7/1/2009	Aaa	260,000	271,032
Maryland State, State & Local Facilities, G.O. Bond, 4.25%, 8/1/2021	Aaa	750,000	756,877
			4,103,490

Massachusetts - 2.9%
Boston, G.O. Bond, Series A, MBIA, 4.125%, 1/1/2021	Aaa	1,000,000	992,170
Boston, G.O. Bond, Series A, MBIA, 4.125%, 1/1/2022	Aaa	410,000	404,403
Cambridge, G.O. Bond, Series A, 4.00%, 2/1/2026	Aaa	850,000	815,142
Cambridge, G.O. Bond, Series A, 4.00%, 2/1/2027	Aaa	850,000	811,784
Lowell, State Qualified, G.O. Bond, AMBAC, 5.00%, 2/1/2020	Aaa	500,000	530,040
Massachusetts State, G.O. Bond, Series C, AMBAC, 5.75%, 8/1/2010	Aaa	400,000	426,268
Massachusetts State, G.O. Bond, Series D, 5.25%, 10/1/2014	Aa2	1,000,000	1,095,600
Plymouth, G.O. Bond, MBIA, 5.25%, 10/15/2020	Aaa	100,000	105,909
Richmond, G.O. Bond, MBIA, 5.00%, 4/15/2021	Aaa	400,000	422,952
			5,604,268

Michigan - 4.8%
Bendle Public School District, School Building & Site, G.O. Bond, FGIC, 4.50%, 5/1/2028	Aaa	640,000	642,822
Detroit City School District, School Building & Site Impt., G.O. Bond, Series B, FGIC, 5.00%, 5/1/2033	Aaa	750,000	778,635
Detroit Sewer Disposal System, Revenue Bond, Series B, FGIC, 4.625%, 7/1/2034	Aaa	1,500,000	1,506,075
Grand Rapids Public Schools, G.O. Bond, MBIA, 4.125%, 5/1/2023	Aaa	1,200,000	1,163,544
Holly Area School District, G.O. Bond, FGIC, 5.00%, 5/1/2022	Aaa	500,000	510,600
Hudsonville Public Schools, Prerefunded Balance, G.O. Bond, FGIC, 5.15%, 5/1/2027	Aaa	185,000	187,982
Hudsonville Public Schools, Unrefunded Balance, G.O. Bond, FGIC, 5.15%, 5/1/2027	Aaa	40,000	40,506
Lincoln Park School District, Prerefunded Balance, G.O. Bond, FGIC, 5.00%, 5/1/2026	Aaa	125,000	126,817
Lincoln Park School District, Unrefunded Balance, G.O. Bond, FGIC, 5.00%, 5/1/2026	Aaa	355,000	358,763
Muskegon Water, Revenue Bond, FSA, 4.75%, 5/1/2019	Aaa	565,000	576,673
Oakland County, George W. Kuhn Drain District, G.O. Bond, Series B, 5.375%, 4/1/2021	Aaa	475,000	489,853
Saginaw City School District, School Building & Site, G.O. Bond, FSA, 4.50%, 5/1/2031	Aaa	1,695,000	1,694,932
St. Joseph County, Sewer Disposal Systems - Constantine, G.O. Bond, FSA, 5.00%, 4/1/2012	Aaa	100,000	101,127
Warren Woods Public Schools, School Building & Site, G.O. Bond, FSA, 4.50%, 5/1/2026	Aaa	1,015,000	1,020,227
			9,198,556

Minnesota - 1.8%
Brooklyn Center Independent School District No. 286, School Building, G.O. Bond, Series A, MBIA, 4.375%, 2/1/2026	Aaa	1,105,000	1,105,343
Hennepin County, G.O. Bond, Series A, 4.50%, 12/1/2025	Aaa	1,500,000	1,526,205
Pine County, G.O. Bond, Series A, FGIC, 4.40%, 2/1/2028	Aaa	555,000	552,269
Western Minnesota Municipal Power Agency, Revenue Bond, 6.625%, 1/1/2016	Aaa	175,000	202,261
			3,386,078

Mississippi - 0.8%
Biloxi Public School District, Revenue Bond, MBIA, 5.00%, 4/1/2017	Aaa	500,000	518,045
De Soto County School District, G.O. Bond, FSA, 5.00%, 2/1/2013	Aaa	1,000,000	1,055,670
			1,573,715

Missouri - 0.3%
Metropolitan St. Louis Sewer District Wastewater System, Revenue Bond, Series A, MBIA, 3.60%, 5/1/2013	Aaa	600,000	595,644

Nevada - 2.9%
Clark County Transportation, G.O. Bond, Series A, FGIC, 4.50%, 12/1/2019	Aaa	500,000	504,995
Clark County Public Facilities, G.O. Bond, Series C, FGIC, 5.00%, 6/1/2024	Aaa	425,000	434,346
Las Vegas Valley Water District, Water Impt., G.O. Bond, Series A, FSA, 4.75%, 6/1/2033	Aaa	1,500,000	1,541,460
Nevada State, Project Nos. 66 & 67, Prerefunded Balance, G.O. Bond, Series A, FGIC, 5.00%, 5/15/2028	Aaa	625,000	634,400
Nevada State, Project Nos. 66 & 67, Unrefunded Balance, G.O. Bond, Series A, FGIC, 5.00%, 5/15/2028	Aaa	125,000	126,370
North Las Vegas, G.O. Bond, MBIA, 5.00%, 5/1/2024	Aaa	1,500,000	1,595,640
Truckee Meadows, Water Authority, Prerefunded Balance, Revenue Bond, Series A, FSA, 5.00%, 7/1/2025	Aaa	750,000	788,602
			5,625,813

New Jersey - 4.0%
East Brunswick Township Board of Education, G.O. Bond, FSA, 4.50%, 11/1/2028	Aaa	835,000	840,294
East Brunswick Township Board of Education, G.O. Bond, FSA, 4.50%, 11/1/2029	Aaa	1,000,000	1,004,920
Essex County, Prerefunded Balance, G.O. Bond, Series A, MBIA, 4.50%, 5/1/2031	Aaa	500,000	503,355
Hudson County, G.O. Bond, CIFG, 4.25%, 9/1/2021	Aaa	930,000	932,836
Morris County Impt. Authority, School District, Morris Hills Regional District, Revenue Bond, 3.70%, 10/1/2018	Aaa	540,000	525,571
New Jersey Transportation Trust Fund Authority, Transportation System, Unrefunded Balance, Revenue Bond, Series C, FSA, 5.50%, 12/15/2013	Aaa	1,400,000	1,543,164
South Brunswick Township Board of Education, G.O. Bond, MBIA, 4.125%, 8/1/2012	Aaa	1,200,000	1,229,112
Sparta Township School District, G.O. Bond, FSA, 4.30%, 2/15/2030	Aaa	1,000,000	989,900
			7,569,152

New Mexico - 0.4%
New Mexico Finance Authority, Public Project Revolving Fund, Revenue Bond, Series A, MBIA, 3.25%, 6/1/2013	Aaa	800,000	770,936

New York - 4.6%
Erie County, Public Impt., G.O. Bond, Series A, FGIC, 5.00%, 9/1/2014	Aaa	380,000	404,046
Hampton Bays Union Free School District, G.O.Bond, FSA, 4.375%, 9/15/2029	Aaa	2,225,000	2,230,941
Mount Morris Central School District, G.O. Bond, FGIC, 4.125%, 6/15/2014	Aaa	1,290,000	1,329,706
New York City Municipal Water Finance Authority, Revenue Bond, Series E, FGIC, 5.00%, 6/15/2026	Aaa	750,000	779,183
New York State Urban Development Corp., Revenue Bond, Series B, MBIA, 5.00%, 1/1/2019	AAA[2]	1,000,000	1,074,710
Orange County, G.O. Bond, 5.125%, 9/1/2024	Aa1	500,000	507,940
Sachem Central School District of Holbrook, G.O. Bond, FGIC, 4.375%, 10/15/2030	Aaa	2,000,000	1,986,880
Spencerport Central School District, G.O. Bond, FSA, 5.00%, 11/15/2012	Aaa	350,000	357,875
Westchester County, Unrefunded Balance, G.O. Bond, 4.75%, 11/15/2016	Aaa	120,000	121,292
			8,792,573

North Carolina - 1.6%
Cary, G.O. Bond, 5.00%, 3/1/2018	Aaa	700,000	744,226
Mecklenburg County, Public Impt., G.O. Bond, Series A, 4.125%, 2/1/2022	Aaa	1,455,000	1,444,568
Raleigh, G.O. Bond, 4.40%, 6/1/2017	Aaa	250,000	256,345
Union County, Prerefunded Balance, G.O. Bond, Series B, FGIC, 5.30%, 3/1/2013	Aaa	250,000	262,427
Wilson, G.O. Bond, AMBAC, 5.10%, 6/1/2019	Aaa	400,000	423,088
			3,130,654

North Dakota - 1.0%
Fargo, G.O. Bond, Series A, MBIA, 4.70%, 5/1/2030	Aaa	1,840,000	1,869,385

Ohio - 5.4%
Brookville Local School District, School Impt., G.O. Bond, FSA, 4.125%, 12/1/2026	Aaa	660,000	633,719
Cleveland, Various Purposes, G.O. Bond, MBIA, 5.00%, 12/1/2012	Aaa	1,140,000	1,216,312
Columbus, Limited Tax, G.O. Bond, Series 2, 5.00%, 7/1/2017	Aaa	1,000,000	1,078,680
Columbus City School District, Facilities Construction & Impt., G.O. Bond, FSA, 4.375%, 12/1/2032	Aaa	1,000,000	984,020
Licking Heights Local School District, School Facilities Construction & Impt., G.O. Bond, Series A, MBIA, 5.00%, 12/1/2022	Aaa	1,450,000	1,545,961
Newark City School District, School Impt., G.O. Bond, FGIC, 4.25%, 12/1/2027	Aaa	500,000	486,550
Oak Hills Local School District, Prerefunded Balance, G.O. Bond, MBIA, 5.125%, 12/1/2025	Aaa	490,000	499,506
Ohio State Conservation Project, G.O. Bond, Series A, 5.00%, 3/1/2015	Aa1	1,000,000	1,073,450
Pickerington Local School District, School Facilities Construction & Impt., G.O Bond, MBIA, 4.25%, 12/1/2034	Aaa	2,500,000	2,401,525
Springfield City School District, Prerefunded Balance, G.O. Bond, FGIC, 5.20%, 12/1/2023	Aaa	325,000	348,865
			10,268,588

Oklahoma - 1.4%
Oklahoma City, G.O. Bond, MBIA, 4.25%, 3/1/2023	Aaa	2,000,000	1,990,780
Oklahoma State Turnpike Authority, Prerefunded Balance, Revenue Bond, Series A, FGIC, 5.00%, 1/1/2023	Aaa	750,000	767,258
			2,758,038

Oregon - 1.5%
Josephine County Unit School District Three Rivers, Prerefunded Balance, G.O. Bond, FSA, 5.25%, 6/15/2017	Aaa	825,000	875,358
Oregon State Board of Higher Education, G.O. Bond, Series B, 5.00%, 8/1/2033	Aa3	1,500,000	1,526,355
Washington County School District No. 015 Forest Grove, Prerefunded Balance, G.O. Bond, FSA, 5.50%, 6/15/2017	Aaa	500,000	535,350
			2,937,063

Pennsylvania - 3.0%
Beaver County, G.O. Bond, MBIA, 5.15%, 10/1/2017	Aaa	300,000	302,133
Jenkintown School District, G.O. Bond, Series A, FGIC, 4.50%, 5/15/2032	Aaa	1,000,000	998,460
Pennsylvania State, G.O. Bond, MBIA, 5.00%, 1/1/2011	Aaa	1,500,000	1,571,415
Pennsylvania State Turnpike Commission, Prerefunded Balance, Revenue Bond, AMBAC, 5.375%, 7/15/2019	Aaa	530,000	569,867
Philadelphia, Water & Wastewater, Revenue Bond, MBIA, 5.60%, 8/1/2018	Aaa	20,000	21,805
Plum Boro School District, G.O. Bond, Series A, FGIC, 4.50%, 9/15/2030	AAA[2]	855,000	855,462
Uniontown Area School District, G.O. Bond, FSA, 4.35%, 10/1/2034	Aaa	1,500,000	1,458,240
			5,777,382

Rhode Island - 0.5%
Rhode Island Clean Water Finance Agency, Revenue Bond, Series A, MBIA, 5.00%, 10/1/2035	Aaa	1,000,000	1,035,900

South Carolina - 3.2%
Beaufort County, G.O. Bond, MBIA, 4.25%, 3/1/2024	Aaa	790,000	783,198
Beaufort County School District, Prerefunded Balance, G.O. Bond, Series A, 5.00%, 3/1/2020	Aa1	500,000	523,870
Charleston County, Transportation Sales Tax, G.O. Bond, 5.00%, 11/1/2017	Aa1	1,000,000	1,087,940
Orangeburg County Consolidated School District 5, G.O. Bond, 5.625%, 3/1/2019	Aa1	800,000	841,088
South Carolina, Transportation Infrastructure Bank, Prerefunded Balance, Revenue Bond, Series A, AMBAC, 5.25%, 10/1/2021	Aaa	1,500,000	1,570,245
South Carolina, State Institutional - South Carolina State University, G.O. Bond, Series D, 4.25%, 10/1/2026	Aaa	1,250,000	1,232,063
			6,038,404

South Dakota - 0.3%
Rapid City Area School District No. 51-4, Capital Outlay Certificates, G.O. Bond, FSA, 4.75%, 1/1/2018	Aaa	650,000	655,369

Tennessee - 1.9%
Cleveland Water & Sewer, Prerefunded Balance, G.O. Bond, FGIC, 5.35%, 9/1/2023	Aaa	450,000	453,114
Rhea County, Prerefunded Balance, G.O. Bond, MBIA, 5.00%, 4/1/2018	Aaa	950,000	996,275
Shelby County, G.O. Bond, Series A, 5.50%, 3/1/2010	Aa2	2,000,000	2,104,360
			3,553,749

Texas - 4.5%
Alamo Community College District, G.O. Bond, Series A, MBIA, 5.00%, 8/15/2024	Aaa	1,020,000	1,083,464
Alvin Independent School District, G.O. Bond, 4.375%, 2/15/2024	Aaa	750,000	745,103
Brazoria County, G.O. Bond, FGIC, 4.75%, 9/1/2011	Aaa	445,000	451,145
Brazos River Authority, Revenue Bond, Series B, FGIC, 4.25%, 12/1/2017	Aaa	1,125,000	1,136,869
Huntsville Independent School District, G.O. Bond, 4.50%, 2/15/2029	Aaa	1,220,000	1,213,217
McKinney Waterworks & Sewer, Revenue Bond, FGIC, 4.75%, 3/15/2024	Aaa	1,000,000	1,025,120
North Texas Municipal Water District, Regional Wastewater, Prerefunded balance, Revenue Bond, FSA, 5.00%, 6/1/2012	Aaa	150,000	150,324
Richardson Independent School District, Prerefunded Balance, G.O. Bond, Series B, 5.00%, 2/15/2021	Aaa	500,000	502,435
San Antonio Water, Revenue Bond, FGIC, 4.375%, 5/15/2029	Aaa	1,400,000	1,365,994
San Patricio Municipal Water District, Prerefunded Balance, Revenue Bond, FSA, 5.20%, 7/10/2028	Aaa	490,000	506,645
Waller Consolidated Independent School District, G.O. Bond, 4.75%, 2/15/2023	Aaa	500,000	508,645
			8,688,961

Utah - 1.3%
Mountain Regional Water Special Service District, Revenue Bond, MBIA, 5.00%, 12/15/2030	Aaa	1,240,000	1,309,217
St. George, Parks and Recreation, G.O. Bond, AMBAC, 4.00%, 8/1/2019	Aaa	795,000	783,091
Utah State Building Ownership Authority, Revenue Bond, Series C, FSA, 5.50%, 5/15/2011	Aaa	300,000	320,232
			2,412,540

Virginia - 3.8%
Fairfax County, Public Impt., G.O. Bond, Series A, 4.00%, 4/1/2017	Aaa	2,000,000	2,019,800
Fairfax County, Public Impt., G.O. Bond, Series A, 4.25%, 4/1/2027	Aaa	1,500,000	1,486,035
Norfolk, Capital Impt., G.O. Bond, FGIC, 4.25%, 10/1/2024	Aaa	2,500,000	2,467,175
Norfolk, Capital Impt., G.O. Bond, MBIA, 4.375%, 3/1/2024	Aaa	685,000	688,857
Richmond, G.O. Bond, Series B, FSA, 4.75%, 7/15/2023	Aaa	400,000	414,044
Spotsylvania County Water & Sewer Systems, Prerefunded Balance, Revenue Bond, MBIA, 5.25%, 6/1/2016	Aaa	130,000	132,924
			7,208,835

Washington - 4.5%
Franklin County, G.O. Bond, FGIC, 5.125%, 12/1/2022	Aaa	1,000,000	1,060,670
King County, G.O. Bond, Series B, MBIA, 5.00%, 1/1/2030	Aaa	400,000	406,644
King County School District No. 411 Issaquah, G.O. Bond, Series A, FSA, 5.25%, 12/1/2018	Aaa	2,420,000	2,626,281
King County, Sewer, Revenue Bond, Series A, MBIA, 4.50%, 1/1/2032	Aaa	1,070,000	1,063,612
Seattle, Drain & Wastewater, Revenue Bond, MBIA, 4.375%, 2/1/2026	Aaa	2,000,000	1,983,420
Washington State, G.O. Bond, Series A, 5.00%, 1/1/2023	Aa1	410,000	412,985
Washington, Motor Vehicle Fuel Tax, G.O. Bond, AMBAC, 5.00%, 1/1/2025	Aaa	1,000,000	1,067,540
			8,621,152

West Virginia - 0.4%
West Virginia State Water Development Authority, Revenue Bond, Series A, FGIC, 4.25%, 11/1/2026	Aaa	820,000	800,779

Wisconsin - 2.6%
Central Brown County Water Authority, Water Systems, Revenue Bond, AMBAC, 5.00%, 12/1/2035	Aaa	1,500,000	1,570,800
Kenosha, G.O. Bond, Series B, FSA, 5.00%, 9/1/2011	Aaa	765,000	806,455
Oshkosh, Corporate Purposes, G.O. Bond, Series A, FGIC, 5.05%, 12/1/2021	Aaa	450,000	473,639
Stoughton Area School District, G.O. Bond, FGIC, 4.875%, 4/1/2016	Aaa	500,000	519,410
Two Rivers Public School District, Prerefunded Balance, G.O. Bond, FSA, 5.625%, 3/1/2019	Aaa	415,000	437,489
West De Pere School District, Prerefunded Balance, G.O. Bond, Series A, FSA, 5.25%, 10/1/2017	Aaa	500,000	526,080
Wisconsin State Transportation, Revenue Bond, Series A, FSA, 5.00%, 7/1/2025	Aaa	700,000	741,678
			5,075,551

TOTAL MUNICIPAL SECURITIES
(Identified Cost $177,246,683)			179,550,864

SHORT-TERM INVESTMENTS - 4.8%
Dreyfus Municipal Reserves - Class R
(Identified Cost $9,116,422)		9,116,422	9,116,422

TOTAL INVESTMENTS - 98.5%
(Identified Cost $186,363,105)			188,667,286

OTHER ASSETS, LESS LIABILITIES - 1.5%			2,840,094

NET ASSETS - 100%			$191,507,380

KEY:
G.O. Bond - General Obligation Bond
Impt. - Improvement
No. - Number

Scheduled principal and interest payments are guaranteed by:
AMBAC (AMBAC Assurance Corp.)
CIFG (CIFG North America, Inc.)
FGIC (Financial Guaranty Insurance Co.)
FSA (Financial Security Assurance)
MBIA (MBIA, Inc.)
The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).
2Credit ratings from S&P (unaudited).

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies: MBIA - 23.7%; FSA - 21.0%; FGIC - 17.0%.

Federal Tax Information:

On March 31, 2007, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$186,218,476

Unrealized appreciation	$3,012,268
Unrealized depreciation	(563,458)

Net unrealized appreciation	$2,448,810

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - March 31, 2007 (unaudited)
	Credit
	Rating[1]	Principal Amount/
Core Bond Series	(unaudited)	Shares	Value

CORPORATE BONDS - 35.7%
Convertible Corporate Bonds - 4.2%
Consumer Discretionary - 0.8%
Hotels, Restaurants & Leisure - 0.8%
Carnival Corp., 2.00%, 4/15/2021	A3	$305,000	$375,531

Energy - 1.6%
Energy Equipment & Services - 1.6%
Cooper Cameron Corp. (now known as Cameron International Corp.), 1.50%, 5/15/2024	Baa1	220,000	407,550
Schlumberger Ltd., 1.50%, 6/1/2023	A1	170,000	326,188
Total Energy			733,738

Information Technology - 0.9%
Computers & Peripherals - 0.9%
EMC Corp.[3,4], 1.75%, 12/1/2013	BBB[2]	395,000	424,131

Utilities - 0.9%
Multi-Utilities - 0.9%
Xcel Energy, Inc., 7.50%, 11/21/2007	Baa1	195,000	392,681

Total Convertible Corporate Bonds
(Identified Cost $1,615,462)			1,926,081

Non-Convertible Corporate Bonds - 31.5%
Consumer Discretionary - 5.1%
Media - 3.3%
AOL Time Warner (now known as Time Warner, Inc.), 7.625%, 4/15/2031	Baa2	510,000	573,150
Comcast Corp., 6.50%, 11/15/2035	Baa2	570,000	574,318
The Walt Disney Co., 7.00%, 3/1/2032	A3	280,000	321,123
			1,468,591

Multiline Retail - 1.1%
Target Corp., 5.875%, 3/1/2012	A1	485,000	501,247

Specialty Retail - 0.7%
Lowe's Companies, Inc., 8.25%, 6/1/2010	A1	300,000	327,741
Total Consumer Discretionary			2,297,579

Consumer Staples - 1.0%
Food & Staples Retailing - 1.0%
The Kroger Co., 7.25%, 6/1/2009	Baa2	215,000	223,219
The Kroger Co., 5.50%, 2/1/2013	Baa2	230,000	229,301
Total Consumer Staples			452,520

Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Anadarko Petroleum Corp., 5.95%, 9/15/2016	Baa3	455,000	455,958

Financials - 9.8%
Capital Markets - 2.3%
The Goldman Sachs Group, Inc., 6.345%, 2/15/2034	A1	310,000	306,229
Lehman Brothers Holdings, Inc., 6.625%, 1/18/2012	A1	240,000	253,546
Merrill Lynch & Co., Inc., 6.00%, 2/15/2017	Aa3	235,000	234,697
Merrill Lynch & Co., Inc., 6.11%, 1/29/2037	A1	230,000	222,977
			1,017,449

Commercial Banks - 4.0%
PNC Funding Corp., 7.50%, 11/1/2009	A2	285,000	301,547
U.S. Bank National Association, 6.375%, 8/1/2011	Aa2	625,000	654,445
Wachovia Corp., 5.25%, 8/1/2014	A1	590,000	583,121
William Street Funding Corp.[3,5,6], 5.575%, 6/23/2012	Aaa	250,000	250,000
			1,789,113

Diversified Financial Services - 1.4%
Bank of America Corp. Capital Trust VI, 5.625%, 3/8/2035	Aa2	455,000	422,719
Citigroup, Inc., 6.625%, 6/15/2032	Aa2	210,000	226,059
			648,778

Insurance - 2.1%
Ambac Financial Group, Inc., 5.95%, 12/5/2035	Aa2	345,000	337,084
American International Group, Inc., 4.25%, 5/15/2013	Aa2	660,000	627,644
			964,728
Total Financials			4,420,068

Health Care - 1.6%
Pharmaceuticals - 1.6%
Abbott Laboratories, 3.50%, 2/17/2009	A1	265,000	257,769
Wyeth, 6.50%, 2/1/2034	A3	420,000	444,879
Total Health Care			702,648

Industrials - 6.4%
Aerospace & Defense - 0.7%
Boeing Capital Corp., 6.50%, 2/15/2012	A2	310,000	329,399

Air Freight & Logistics - 0.5%
FedEx Corp., 3.50%, 4/1/2009	Baa2	210,000	203,444

Airlines - 1.0%
Southwest Airlines Co., 5.25%, 10/1/2014	Baa1	475,000	459,551

Industrial Conglomerates - 1.4%
General Electric Capital Corp., 6.75%, 3/15/2032	Aaa	570,000	645,828

Machinery - 0.6%
John Deere Capital Corp., 7.00%, 3/15/2012	A2	235,000	254,003

Road & Rail - 2.2%
CSX Corp., 6.00%, 10/1/2036	Baa2	705,000	672,285
Union Pacific Corp., 6.65%, 1/15/2011	Baa2	290,000	303,183
			975,468
Total Industrials			2,867,693

Information Technology - 2.1%
Communications Equipment - 2.1%
Cisco Systems, Inc., 5.25%, 2/22/2011	A1	205,000	206,001
Cisco Systems, Inc., 5.50%, 2/22/2016	A1	250,000	251,729
Corning, Inc., 6.20%, 3/15/2016	Baa2	475,000	488,098
Total Information Technology			945,828

Materials - 0.6%
Metals & Mining - 0.6%
Alcoa, Inc.[3,4], 5.87%, 2/23/2022	A2	250,000	248,268

Utilities - 3.9%
Electric Utilities - 1.9%
American Electric Power Co., Inc., 5.375%, 3/15/2010	Baa2	305,000	307,392
Exelon Generation Co. LLC, 5.35%, 1/15/2014	Baa1	580,000	562,328
			869,720

Multi-Utilities - 2.0%
CenterPoint Energy Resources Corp., 7.875%, 4/1/2013	Baa3	335,000	373,340
Duke Energy Field Services LLC (now known as DCP Midstream LP), 7.875%, 8/16/2010	Baa2	280,000	302,484
Sempra Energy, 7.95%, 3/1/2010	Baa1	210,000	225,305
			901,129
Total Utilities			1,770,849

Total Non-Convertible Corporate Bonds
(Identified Cost $14,299,249)			14,161,411

TOTAL CORPORATE BONDS
(Identified Cost $15,914,711)			16,087,492

U.S. GOVERNMENT AGENCIES - 60.6%
Mortgage-Backed Securities - 57.4%
Fannie Mae, Pool #762352, 5.00%, 4/1/2019		19,669	19,426
Fannie Mae, Pool #255274, 5.00%, 6/1/2019		19,207	18,971
Fannie Mae, Pool #795855, 5.50%, 9/1/2019		334,317	335,587
Fannie Mae, Pool #840165, 4.50%, 11/1/2020		162,037	156,882
Fannie Mae, Pool #813938, 4.50%, 12/1/2020		210,577	203,878
Fannie Mae, Pool #256114, 4.50%, 1/1/2021		426,352	412,787
Fannie Mae, Pool #881624, 4.50%, 1/1/2021		406,699	393,760
Fannie Mae, Pool #902047, 5.00%, 11/1/2021		956,992	943,796
Fannie Mae, Pool #912409, 5.00%, 2/1/2022		188,565	185,965
Fannie Mae, Pool #254375, 6.50%, 7/1/2022		4,550	4,690
Fannie Mae, Pool #786281, 6.50%, 7/1/2034		290,064	297,333
Fannie Mae, Pool #815409, 4.50%, 2/1/2035		232,356	218,469
Fannie Mae, Pool #745147, 4.50%, 12/1/2035		3,662,106	3,443,246
Fannie Mae, Pool #872535, 6.50%, 6/1/2036		853,449	870,625
Fannie Mae, Pool #898299, 6.50%, 10/1/2036		999,900	1,020,024
Fannie Mae, TBA[7], 5.50%, 4/15/2037		488,000	482,815
Fannie Mae, TBA[7], 6.00%, 4/15/2037		1,897,000	1,910,636
Fannie Mae, TBA[7], 5.00%, 6/15/2037		2,505,000	2,419,675
Federal Home Loan Mortgage Corp., Pool #M90974, 4.50%, 3/1/2010		77,638	76,610
Federal Home Loan Mortgage Corp., Pool #B16835, 5.50%, 10/1/2019		320,361	321,416
Federal Home Loan Mortgage Corp., Pool #G11896, 4.50%, 1/1/2021		1,214,000	1,175,495
Federal Home Loan Mortgage Corp., Pool #G12419, 5.00%, 10/1/2021		215,566	212,597
Federal Home Loan Mortgage Corp., Pool #G18168, 5.00%, 2/1/2022		970,104	956,630
Federal Home Loan Mortgage Corp., Pool #A27705, 6.50%, 10/1/2034		117,953	120,847
Federal Home Loan Mortgage Corp., Pool #G01782, 6.50%, 2/1/2035		80,037	82,159
Federal Home Loan Mortgage Corp., Pool #A52716, 6.50%, 10/1/2036		1,859,000	1,895,829
Federal Home Loan Mortgage Corp., TBA[7], 5.50%, 4/15/2037		478,000	472,921
Federal Home Loan Mortgage Corp., TBA[7], 6.00%, 4/15/2037		3,315,000	3,340,897
Federal Home Loan Mortgage Corp., TBA[7], 5.00%, 6/15/2037		2,128,000	2,055,516
GNMA, Pool #487193, 5.00%, 4/15/2020		93,209	92,365
GNMA, Pool #563559, 6.50%, 4/15/2032		59,650	61,317
GNMA, Pool #631703, 6.50%, 9/15/2034		94,778	97,271
GNMA, TBA[7], 5.00%, 4/15/2037		484,000	470,841
GNMA, TBA[7], 5.50%, 4/15/2037		342,000	340,076
GNMA, TBA[7], 6.00%, 4/15/2037		670,000	678,584

Total Mortgage-Backed Securities
(Identified Cost $25,863,070)			25,789,936

Other Agencies - 3.2%
Federal Home Loan Mortgage Corp., 6.25%, 7/15/2032
(Identified Cost $1,407,808)		1,275,000	1,452,229

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $27,270,878)			27,242,165

SHORT-TERM INVESTMENTS - 30.1%
Dreyfus Treasury Cash Management - Institutional Shares		674,595	674,595
Fannie Mae Discount Note, 4/30/2007		$2,500,000	2,489,333
Federal Home Loan Bank Discount Note, 4/12/2007		6,000,000	5,990,577
Federal Home Loan Bank Discount Note, 4/18/2007		500,000	498,784
Federal Home Loan Bank Discount Note, 6/12/2007		2,500,000	2,474,805
Freddie Mac Discount Note, 4/16/2007		1,400,000	1,397,008

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $13,525,252)			13,525,102

TOTAL INVESTMENTS - 126.4%
(Identified Cost $56,710,841)			56,854,759

LIABILITIES, LESS OTHER ASSETS - (26.4%)			(11,891,012)

NET ASSETS - 100%			$44,963,747

1Credit ratings from Moody’s (unaudited).
2Credit ratings from S&P (unaudited).
3Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities amount to $922,399, or 2.1%, of the Series’ net assets as of March 31, 2007.
4These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors.
5This security was acquired on June 22, 2006 at a cost of $250,000 ($100.00 per share) and has been determined to be illiquid under guidelines established by the Board of Directors.
6The coupon rate is a floating rate and is subject to change quarterly. The coupon rate stated is the rate as of March 31, 2007.
7Securities purchased on a forward commitment or when-issued basis. TBA - to be announced.

Federal Tax Information:

On March 31, 2007, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$56,710,841

Unrealized appreciation	$450,093
Unrealized depreciation	(306,175)

Net unrealized appreciation	$143,918

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - March 31, 2007 (unaudited)
	Credit
	Rating[1]	Principal Amount/
Core Plus Bond Series	(unaudited)	Shares	Value

CORPORATE BONDS - 35.66%
Convertible Corporate Bonds - 4.73%
Consumer Discretionary - 0.65%
Hotels, Restaurants & Leisure - 0.65%
Carnival Corp., 2.00%, 4/15/2021	A3	$1,250,000	$1,539,063

Energy - 1.51%
Energy Equipment & Services - 1.51%
Cooper Cameron Corp. (now known as Cameron International Corp.), 1.50%, 5/15/2024	Baa1	695,000	1,287,487
Pride International, Inc., 3.25%, 5/1/2033	BB2	675,000	851,344
Schlumberger Ltd., 1.50%, 6/1/2023	A1	760,000	1,458,250
Total Energy			3,597,081

Health Care - 0.21%
Pharmaceuticals - 0.21%
Valeant Pharmaceuticals International, 4.00%, 11/15/2013	B2	540,000	492,075

Industrials - 0.89%
Airlines - 0.42%
JetBlue Airways Corp., 3.75%, 3/15/2035	Caa1	1,000,000	993,750

Trading Companies & Distributors - 0.47%
United Rentals North America, Inc., 1.875%, 10/15/2023	B3	830,000	1,118,425
Total Industrials			2,112,175

Information Technology - 0.97%
Computers & Peripherals - 0.97%
EMC Corp.[3,4], 1.75%, 12/1/2013	BBB[2]	2,150,000	2,308,562

Utilities - 0.50%
Multi-Utilities - 0.50%
Xcel Energy, Inc., 7.50%, 11/21/2007	Baa1	595,000	1,198,181

Total Convertible Corporate Bonds
(Identified Cost $10,164,857)			11,247,137

Non-Convertible Corporate Bonds - 30.93%
Consumer Discretionary - 8.03%
Automobiles - 3.04%
General Motors Acceptance Corp. LLC, 6.125%, 1/22/2008	Ba1	7,240,000	7,231,341

Media - 3.43%
AOL Time Warner (now known as Time Warner, Inc.), 7.625%, 4/15/2031	Baa2	2,725,000	3,062,418
Comcast Corp., 6.50%, 11/15/2035	Baa2	3,105,000	3,128,523
The Walt Disney Co., 7.00%, 3/1/2032	A3	1,720,000	1,972,613
			8,163,554

Multiline Retail - 0.88%
Target Corp., 5.875%, 3/1/2012	A1	2,020,000	2,087,666

Specialty Retail - 0.68%
Lowe's Companies, Inc., 8.25%, 6/1/2010	A1	1,470,000	1,605,931
Total Consumer Discretionary			19,088,492

Consumer Staples - 0.69%
Food & Staples Retailing - 0.68%
The Kroger Co., 7.25%, 6/1/2009	Baa2	775,000	804,625
The Kroger Co., 6.80%, 4/1/2011	Baa2	775,000	812,925
			1,617,550

Household Products - 0.01%
The Procter & Gamble Co., 4.85%, 12/15/2015	Aa3	25,000	24,278
Total Consumer Staples			1,641,828

Energy - 1.09%
Oil, Gas & Consumable Fuels - 1.09%
Anadarko Petroleum Corp., 5.95%, 9/15/2016	Baa3	1,015,000	1,017,138
Arch Western Finance, 6.75%, 7/1/2013	B1	1,615,000	1,588,756
Total Energy			2,605,894

Financials - 7.96%
Capital Markets - 2.27%
The Goldman Sachs Group, Inc., 6.345%, 2/15/2034	A1	1,920,000	1,896,647
Lehman Brothers Holdings, Inc., 6.625%, 1/18/2012	A1	1,155,000	1,220,189
Merrill Lynch & Co., Inc., 6.00%, 2/15/2017	Aa3	1,165,000	1,163,499
Merrill Lynch & Co., Inc., 6.11%, 1/29/2037	A1	1,145,000	1,110,037
			5,390,372

Commercial Banks - 2.84%
PNC Funding Corp., 7.50%, 11/1/2009	A2	1,530,000	1,618,833
U.S. Bank National Association, 6.375%, 8/1/2011	Aa2	85,000	89,005
Wachovia Corp., 5.25%, 8/1/2014	A1	3,340,000	3,301,056
William Street Funding Corp.[3,5,6], 5.575%, 6/23/2012	Aaa	1,750,000	1,750,000
			6,758,894

Consumer Finance - 0.84%
Toyota Motor Credit Corp., 0.75%, 6/9/2008 (JPY)	Aaa	235,000,000	1,994,983

Diversified Financial Services - 0.47%
Citigroup, Inc., 6.625%, 6/15/2032	Aa2	1,040,000	1,119,530

Insurance - 1.54%
Ambac Financial Group, Inc., 5.95%, 12/5/2035	Aa2	1,965,000	1,919,913
American International Group, Inc., 4.25%, 5/15/2013	Aa2	1,840,000	1,749,796
			3,669,709
Total Financials			18,933,488

Health Care - 1.69%
Pharmaceuticals - 1.69%
Abbott Laboratories, 3.50%, 2/17/2009	A1	1,305,000	1,269,390
Abbott Laboratories, 5.875%, 5/15/2016	A1	500,000	517,249
Wyeth, 6.50%, 2/1/2034	A3	2,100,000	2,224,396
Total Health Care			4,011,035

Industrials - 6.55%
Aerospace & Defense - 0.53%
Boeing Capital Corp., 6.50%, 2/15/2012	A2	1,175,000	1,248,527

Air Freight & Logistics - 0.53%
FedEx Corp., 3.50%, 4/1/2009	Baa2	1,310,000	1,269,104

Airlines - 1.07%
Southwest Airlines Co., 5.25%, 10/1/2014	Baa1	2,630,000	2,544,462

Industrial Conglomerates - 1.38%
General Electric Capital Corp., 3.75%, 4/9/2008 (EUR)	Aaa	1,215,000	1,616,081
General Electric Capital Corp., 6.75%, 3/15/2032	Aaa	1,460,000	1,654,227
			3,270,308

Machinery - 0.51%
John Deere Capital Corp., 7.00%, 3/15/2012	A2	1,125,000	1,215,972

Road & Rail - 1.84%
CSX Corp., 6.00%, 10/1/2036	Baa2	3,725,000	3,552,145
Union Pacific Corp., 6.65%, 1/15/2011	Baa2	785,000	820,684
			4,372,829

Trading Companies & Distributors - 0.69%
United Rentals North America, Inc., 7.00%, 2/15/2014	B3	1,650,000	1,645,875
Total Industrials			15,567,077

Information Technology - 1.45%
Communications Equipment - 1.45%
Cisco Systems, Inc., 5.25%, 2/22/2011	A1	775,000	778,786
Corning, Inc., 6.20%, 3/15/2016	Baa2	2,590,000	2,661,419
Total Information Technology			3,440,205

Materials - 0.63%
Metals & Mining - 0.63%
Alcoa, Inc.[3,4], 5.87%, 2/23/2022	A2	1,505,000	1,494,572

Utilities - 2.84%
Electric Utilities - 2.45%
Allegheny Energy Supply Co. LLC [3,4], 8.25%, 4/15/2012	Ba3	1,180,000	1,292,100
American Electric Power Co., Inc., 5.375%, 3/15/2010	Baa2	1,275,000	1,284,997
Exelon Generation Co. LLC, 5.35%, 1/15/2014	Baa1	3,355,000	3,252,777
			5,829,874

Multi-Utilities - 0.39%
CenterPoint Energy Resources Corp., 7.875%, 4/1/2013	Baa3	770,000	858,124
Duke Energy Field Services LLC (now known as DCP Midstream LP), 7.875%, 8/16/2010	Baa2	30,000	32,409
Sempra Energy, 7.95%, 3/1/2010	Baa1	30,000	32,186
			922,719
Total Utilities			6,752,593

Total Non-Convertible Corporate Bonds
(Identified Cost $73,984,165)			73,535,184

TOTAL CORPORATE BONDS
(Identified Cost $84,149,022)			84,782,321

FOREIGN BONDS - 1.39%
Financials - 1.39%
Commercial Banks - 1.39%
Depfa ACS Bank, 0.75%, 9/22/2008 (Ireland) (JPY)	Aaa	180,000,000	1,528,584
MBNA Europe Funding plc, 3.00%, 2/7/2008 (United Kingdom) (EUR)	Aa1	1,350,000	1,785,946

TOTAL FOREIGN BONDS
(Identified Cost $3,261,488)			3,314,530

COLLATERALIZED DEBT OBLIGATIONS - 0.42%
Terra 2007-1A B1 Static Synthetic CDO[3,7], 6.355%, 3/20/2015
(Identified Cost $1,000,000)	Aaa	1,000,000	990,900

SUPRANATIONAL OBLIGATIONS - 0.69%
International Bank for Reconstruction and Development, 2.00%, 2/18/2008 (JPY)
(Identified Cost $1,719,423)	Aaa	190,000,000	1,630,252

U.S. GOVERNMENT AGENCIES - 58.67%
Mortgage-Backed Securities - 55.07%
Fannie Mae, Pool #244510, 5.50%, 12/1/2008		6,107	6,087
Fannie Mae, Pool #190549, 5.50%, 1/1/2009		7,279	7,258
Fannie Mae, Pool #050972, 5.50%, 1/1/2009		7,212	7,188
Fannie Mae, Pool #663794, 5.50%, 9/1/2017		131,244	131,890
Fannie Mae, Pool #555389, 5.50%, 4/1/2018		532,904	535,528
Fannie Mae, Pool #697020, 5.50%, 5/1/2018		41,354	41,542
Fannie Mae, Pool #741610, 5.50%, 9/1/2018		398,293	400,109
Fannie Mae, Pool #761280, 5.50%, 2/1/2019		127,527	128,011
Fannie Mae, Pool #725793, 5.50%, 9/1/2019		602,352	605,098
Fannie Mae, Pool #815122, 5.50%, 4/1/2020		128,099	128,456
Fannie Mae, Pool #829068, 4.50%, 8/1/2020		94,511	91,504
Fannie Mae, Pool #825922, 4.50%, 9/1/2020		793,335	768,096
Fannie Mae, Pool #829070, 4.50%, 9/1/2020		93,033	90,074
Fannie Mae, Pool #829702, 4.50%, 10/1/2020		101,038	97,824
Fannie Mae, Pool #844909, 4.50%, 10/1/2020		100,564	97,364
Fannie Mae, Pool #813954, 4.50%, 12/1/2020		895,623	867,129
Fannie Mae, Pool #837186, 4.50%, 12/1/2020		333,126	322,528
Fannie Mae, Pool #256114, 4.50%, 1/1/2021		213,918	207,112
Fannie Mae, Pool #852931, 4.50%, 4/1/2021		457,723	443,109
Fannie Mae, Pool #869204, 4.50%, 5/1/2021		451,556	437,139
Fannie Mae, Pool #256543, 5.00%, 11/1/2021		788,678	777,803
Fannie Mae, Pool #900880, 5.00%, 12/1/2021		787,719	776,858
Fannie Mae, Pool #904409, 5.00%, 12/1/2021		724,695	714,702
Fannie Mae, Pool #905666, 5.00%, 12/1/2021		320,156	315,742
Fannie Mae, Pool #906708, 5.00%, 12/1/2021		794,377	783,423
Fannie Mae, Pool #907113, 5.00%, 12/1/2021		786,927	776,077
Fannie Mae, Pool #899017, 5.00%, 1/1/2022		769,062	758,458
Fannie Mae, Pool #818020, 4.50%, 2/1/2022		1,158,206	1,121,126
Fannie Mae, Pool #912557, 4.50%, 2/1/2022		1,212,867	1,174,037
Fannie Mae, Pool #909352, 5.00%, 2/1/2022		26,616	26,246
Fannie Mae, Pool #912415, 5.00%, 2/1/2022		802,247	791,185
Fannie Mae, Pool #741552, 6.50%, 9/1/2033		519,583	533,543
Fannie Mae, Pool #747607, 6.50%, 11/1/2033		82,143	84,350
Fannie Mae, Pool #776452, 6.50%, 1/1/2034		43,811	44,988
Fannie Mae, Pool #765848, 6.50%, 2/1/2034		57,075	58,505
Fannie Mae, Pool #766304, 6.50%, 3/1/2034		69,592	71,336
Fannie Mae, Pool #725686, 6.50%, 7/1/2034		148,558	152,736
Fannie Mae, Pool #782769, 6.50%, 7/1/2034		638,086	654,076
Fannie Mae, Pool #786281, 6.50%, 7/1/2034		49,162	50,394
Fannie Mae, Pool #786692, 6.50%, 8/1/2034		57,410	58,849
Fannie Mae, Pool #799657, 6.50%, 11/1/2034		371,871	381,189
Fannie Mae, Pool #812185, 4.50%, 2/1/2035		411,373	386,788
Fannie Mae, Pool #815409, 4.50%, 2/1/2035		213,514	200,754
Fannie Mae, Pool #815926, 4.50%, 4/1/2035		969,090	911,174
Fannie Mae, Pool #745147, 4.50%, 12/1/2035		17,888,171	16,819,114
Fannie Mae, Pool #745876, 6.50%, 9/1/2036		192,999	196,883
Fannie Mae, Pool #900357, 6.50%, 9/1/2036		999,901	1,020,024
Fannie Mae, Pool #902295, 6.50%, 11/1/2036		1,999,801	2,040,048
Fannie Mae, Pool #905210, 6.50%, 11/1/2036		1,999,801	2,040,048
Fannie Mae, Pool #920084, 6.50%, 11/1/2036		999,901	1,020,024
Fannie Mae, Pool #894774, 6.50%, 12/1/2036		999,900	1,020,024
Fannie Mae, Pool #902858, 6.50%, 12/1/2036		1,999,801	2,040,048
Fannie Mae, TBA[8], 5.50%, 4/15/2037		2,414,000	2,388,351
Fannie Mae, TBA[8], 6.00%, 4/15/2037		9,384,000	9,451,452
Fannie Mae, TBA[8], 5.00%, 6/15/2037		12,398,000	11,975,699
Federal Home Loan Mortgage Corp., Pool #M90974, 4.50%, 3/1/2010		515,237	508,414
Federal Home Loan Mortgage Corp., Pool #E00593, 5.50%, 11/1/2013		16,455	16,556
Federal Home Loan Mortgage Corp., Pool #E91213, 5.50%, 9/1/2017		79,370	79,731
Federal Home Loan Mortgage Corp., Pool #B11112, 5.50%, 11/1/2018		467,116	469,126
Federal Home Loan Mortgage Corp., Pool #B11862, 5.50%, 1/1/2019		218,897	219,839
Federal Home Loan Mortgage Corp., Pool #B16144, 5.50%, 8/1/2019		159,007	159,531
Federal Home Loan Mortgage Corp., Pool #B16835, 5.50%, 10/1/2019		1,123,410	1,127,107
Federal Home Loan Mortgage Corp., Pool #J02511, 5.00%, 9/1/2020		202,993	200,277
Federal Home Loan Mortgage Corp., Pool #J00774, 5.00%, 12/1/2020		77,345	76,310
Federal Home Loan Mortgage Corp., Pool #G11896, 4.50%, 1/1/2021		5,958,000	5,769,026
Federal Home Loan Mortgage Corp., Pool #G11981, 5.00%, 4/1/2021		77,952	76,878
Federal Home Loan Mortgage Corp., Pool #G18160, 5.00%, 11/1/2021		94,586	93,283
Federal Home Loan Mortgage Corp., Pool #G18156, 5.00%, 12/1/2021		3,633,079	3,583,043
Federal Home Loan Mortgage Corp., Pool #G12491, 5.00%, 1/1/2022		80,383	79,276
Federal Home Loan Mortgage Corp., Pool #J04222, 5.00%, 1/1/2022		934,967	921,980
Federal Home Loan Mortgage Corp., Pool #G18168, 5.00%, 2/1/2022		694,200	684,558
Federal Home Loan Mortgage Corp., Pool #A22067, 6.50%, 5/1/2034		965,164	988,849
Federal Home Loan Mortgage Corp., Pool #A25775, 6.50%, 8/1/2034		662,850	679,116
Federal Home Loan Mortgage Corp., Pool #G01741, 6.50%, 10/1/2034		553,599	569,016
Federal Home Loan Mortgage Corp., Pool #G01782, 6.50%, 2/1/2035		453,541	465,570
Federal Home Loan Mortgage Corp., Pool #G08141, 6.50%, 7/1/2036		29,959	30,552
Federal Home Loan Mortgage Corp., Pool #G02327, 6.50%, 8/1/2036		39,630	40,415
Federal Home Loan Mortgage Corp., Pool #A52364, 6.50%, 9/1/2036		18,349	18,713
Federal Home Loan Mortgage Corp., Pool #A52428, 6.50%, 9/1/2036		930,412	948,844
Federal Home Loan Mortgage Corp., Pool #A54391, 6.50%, 9/1/2036		28,798	29,371
Federal Home Loan Mortgage Corp., Pool #A61160, 6.50%, 9/1/2036		29,460	30,043
Federal Home Loan Mortgage Corp., Pool #E01488, 5.00%, 10/1/2018		15,113	14,944
Federal Home Loan Mortgage Corp., Pool #A52716, 6.50%, 10/1/2036		5,946,758	6,064,569
Federal Home Loan Mortgage Corp., Pool #A52888, 6.50%, 10/1/2036		252,245	257,242
Federal Home Loan Mortgage Corp., Pool #G02433, 6.50%, 11/1/2036		941,742	960,399
Federal Home Loan Mortgage Corp., Pool #A55847, 6.50%, 12/1/2036		27,385	27,928
Federal Home Loan Mortgage Corp., TBA[8], 5.50%, 4/15/2037		2,363,000	2,337,893
Federal Home Loan Mortgage Corp., TBA[8], 6.00%, 4/15/2037		16,402,000	16,530,132
Federal Home Loan Mortgage Corp., TBA[8], 5.00%, 6/15/2037		10,528,000	10,169,395
GNMA, Pool #487193, 5.00%, 4/15/2020		607,607	602,103
GNMA, Pool #563559, 6.50%, 4/15/2032		618,359	635,634
GNMA, Pool #552765, 6.50%, 9/15/2032		762,448	783,748
GNMA, TBA[8], 5.00%, 4/15/2037		2,371,000	2,306,537
GNMA, TBA[8], 5.50%, 4/15/2037		1,792,000	1,781,920
GNMA, TBA[8], 6.00%, 4/15/2037		3,512,000	3,556,996

Total Mortgage-Backed Securities
(Identified Cost $131,338,454)			130,923,964

Other Agencies - 3.60%
Federal Home Loan Mortgage Corp., 6.25%, 7/15/2032
(Identified Cost $8,292,929)		7,525,000	8,570,998

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $139,631,383)			139,494,962

SHORT-TERM INVESTMENTS - 28.09%
Dreyfus Treasury Cash Management - Institutional Shares		2,998,936	2,998,936
Fannie Mae Discount Note, 4/30/2007		$3,000,000	2,987,175
Federal Home Loan Bank Discount Note, 4/12/2007		40,000,000	39,937,178
Federal Home Loan Bank Discount Note, 4/18/2007		3,000,000	2,992,704
Federal Home Loan Bank Discount Note, 6/12/2007		12,500,000	12,374,025
Freddie Mac Discount Note, 4/16/2007		5,500,000	5,488,244

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $66,777,664)			66,778,262

TOTAL INVESTMENTS - 124.92%
(Identified Cost $296,538,980)			296,991,227

LIABILITIES, LESS OTHER ASSETS - (24.92%)			(59,252,263)

NET ASSETS - 100%			$237,738,964

1Credit ratings from Moody's (unaudited).
2Credit ratings from S&P (unaudited).
3Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities amount to $7,836,134, or 3.3%, of the Series' net assets as of March 31, 2007.
4These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors.
5This security was acquired on June 22, 2006 at a cost of $1,750,000 ($100.00 per share) and has been determined to be illiquid under guidelines established by the Board of Directors.
6The coupon rate is a floating rate and is subject to change quarterly. The coupon rate stated is the rate as of March 31, 2007.
7This security was acquired on February 28, 2007 at a cost of $1,000,000 ($100.00 per share) and has been determined to be illiquid under guidelines established by the Board of Directors.
8Securities purchased on a forward commitment or when-issued basis. TBA - to be announced.

Federal Tax Information:

On March 31, 2007, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$296,538,980

Unrealized appreciation	$2,166,328
Unrealized depreciation	(1,714,081)

Net unrealized appreciation	$452,247

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

ITEM 2:  CONTROLS  AND  PROCEDURES

(a)  Based on their evaluation of the Funds' disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds' Principal Executive Officer and Principal Financial Officer have concluded that the Funds' disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds' officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)  During the Funds' last fiscal quarter, there have been no changes in the Funds' internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds' internal control over financial reporting.

ITEM 3:  EXHIBITS

Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant  to  the  requirements  of  the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed  on  its  behalf  by  the  undersigned,  thereunto  duly  authorized.

Manning & Napier Fund, Inc.

 /s/ B. Reuben Auspitz
B.  Reuben  Auspitz
President  &  Principal  Executive  Officer  of  Manning & Napier  Fund,  Inc.
May 25, 2007

Pursuant  to  the  requirements  of  the Securities Exchange Act of 1934 and the Investment  Company  Act  of  1940,  this  report  has  been signed below by the following  persons  on behalf of the registrant and in the capacities and on the dates  indicated.

/s/ B. Reuben Auspitz
B.  Reuben  Auspitz
President  &  Principal  Executive  Officer  of  Manning & Napier  Fund,  Inc.
May 25, 2007

 /s/ Christine Glavin
Christine  Glavin
Chief  Financial  Officer  &  Principal Financial Officer of Manning & Napier Fund, Inc.
May 25, 2007